UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: December 31, 2021

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Annual Report	December 31, 2021

WESTERN ASSET

CORPORATE BOND FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return, consistent with prudent investment management. Total return consists of income and capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the annual report of Western Asset Corporate Bond Fund for the twelve-month reporting period ended December 31, 2021. Please read on for a detailed look at prevailing economic and market conditions during the Fund’s reporting period and to learn how those conditions have affected Fund performance.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

January 31, 2022

II	Western Asset Corporate Bond Fund

Fund overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks to maximize total return, consistent with prudent investment management. Total return consists of income and capital appreciation. Under normal circumstances, the Fund invests at least 80% of its assets in corporate debt securities (including notes, bonds, debentures and commercial paper) and at least 80% of its assets in “investment grade” debt securities. Investment grade securities are those rated by a rating agency at the time of purchase in one of the top four ratings categories or, if unrated, securities that we determined to be of comparable credit quality. These securities may be secured or unsecured, may be issued by U.S. or foreign entities and may carry variable or floating rates of interest. The Fund also may invest in U.S. government securities and U.S. dollar denominated fixed income securities of foreign issuers. The Fund may invest in securities of any maturity or duration.

The Fund may invest up to 25% of its assets in non-U.S. dollar denominated fixed income securities of foreign issuers. The Fund intends to invest not more than 10% of its assets in non-U.S. dollar denominated fixed income securities of foreign issuers for which the Fund has not implemented a currency hedge.

Instead of, and/or in addition to, investing directly in particular securities, the Fund may use instruments such as derivatives and other synthetic instruments that are intended to provide economic exposure to the securities or the issuer or to be used as a hedging technique. The Fund may use one or more of these instruments without limit. These instruments are taken into account when determining compliance with the Fund’s 80% policies. The Fund may also engage in a variety of transactions using derivatives in order to change the investment characteristics of its portfolio (such as shortening or lengthening duration) and for other purposes.

At Western Asset Management Company, LLC (“Western Asset”), the Fund’s subadviser, we utilize a fixed income team approach, with decisions derived from interaction among various investment management sector specialists. The sector teams are comprised of Western Asset’s senior portfolio management personnel, research analysts and an in-house economist. Under this team approach, management of client fixed income portfolios will reflect a consensus of interdisciplinary views within the Western Asset organization.

Q. What were the overall market conditions during the Fund’s reporting period?

A. Fixed income markets experienced periods of volatility and, overall, declined over the twelve-month reporting period ended December 31, 2021. Volatility was driven by a number of factors, including the repercussions from the COVID-19 pandemic, rebounding global growth, sharply rising inflation, fluctuating interest rates, and expectations for less accommodative central bank monetary policy. Most spread sectors (non-Treasuries) outperformed similar duration Treasuries, as many investors looked to generate incremental yield in the relatively low interest rate environment.

Western Asset Corporate Bond Fund 2021 Annual Report	1

Fund overview (cont’d)

Short-term U.S. Treasury yields moved sharply higher as the Federal Reserve Board (the “Fed”) telegraphed that it was poised to begin raising interest rates in 2022. The yield for the two-year Treasury note began the reporting period at 0.13% and ended the period at 0.73%. The low of 0.09% occurred on February 5, 2021 and the high of 0.76% took place on December 27, 2021. Long-term U.S. Treasury yields also moved higher on positive economic data and rising inflation. The yield for the ten-year Treasury began the reporting period at 0.93% (equaling the low for the period) and ended the period at 1.52%. The high of 1.74% took place on March 19 and March 31, 2021.

All told, the overall credit market, as represented by the Bloomberg U.S. Credit Indexi, retuned -1.08% for the twelve months ended December 31, 2021 as the negative impact from the back up in Treasury yields outweighed the benefit of modest spread compression. Over the same period, the overall bond market, as measured by the Bloomberg U.S. Aggregate Indexii, returned -1.54%.

Q. How did we respond to these changing market conditions?

A. A number of adjustments were made to the Fund during the reporting period. We reduced duration given our expectations for rising rates. We added to the Fund’s emerging market allocation, especially corporate bonds. Finally, we added to the Fund’s allocation to the financials sector.

During the reporting period, Treasury futures, which were used to manage the Fund’s duration and yield curve positioning, detracted from performance. Credit default swaps (“CDS”) and investment-grade index swaps (CDX), which were used for credit hedging purposes, were marginally positive for results. Currency forwards, which were used to help manage the Fund’s currency exposures, detracted from performance.

Performance review

For the twelve months ended December 31, 2021, Class A shares of Western Asset Corporate Bond Fund, excluding sales charges, returned -0.72%. The Fund’s unmanaged benchmark, the Bloomberg U.S. Credit Index, returned -1.08% for the same period. The Lipper Corporate Debt Funds BBB-Rated Category Averageiii returned -0.93% over the same time frame.

2	Western Asset Corporate Bond Fund 2021 Annual Report

Performance Snapshot as of December 31, 2021 (unaudited)
(excluding sales charges)	6 months	12 months
Western Asset Corporate Bond Fund:
Class A	-0.22%	-0.72%
Class C	-0.57%	-1.41%
Class C1[1]	-0.41%	-1.20%
Class I	-0.06%	-0.40%
Class P	-0.40%	-1.01%
Bloomberg U.S. Credit Index	0.20%	-1.08%
Lipper Corporate Debt Funds BBB-Rated Category Average	0.10%	-0.93%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended December 31, 2021 for Class A, Class C, Class C1, Class I and Class P shares were 1.84%,1.22%, 1.39%, 2.24% and 1.71%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class C1 and Class I shares would have been 1.18% and 2.19%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2021, the gross total annual fund operating expense ratios for Class A, Class C, Class C1, Class I and Class P shares were 0.91%, 1.57%, 1.48%, 0.61% and 1.08%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

[1]

Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges.

Western Asset Corporate Bond Fund 2021 Annual Report	3

Fund overview (cont’d)

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.95% for Class A shares, 1.70% for Class C shares, 1.40% for Class C1 shares, 0.55% for Class I shares and 1.20% for Class P shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Q. What were the leading contributors to performance?

A. The largest contributor to the Fund’s relative performance during the reporting period was its overweight to the energy sector. In particular, our bias to lower-quality energy companies was rewarded, as they outperformed their higher-quality counterparts. This was beneficial as the price of oil rallied sharply as the global economy continued to recover.

An underweight to sovereigns was also positive for performance as this sub-sector was more harshly impacted by rising rates and COVID-19 variant flareups. In terms of security selection, holdings in the financials sector, led by an overweight in Intesa Sanpaolo, was additive for results. Within the energy sector, overweights to Western Midstream Partners and Devon Energy contributed to performance. In the transportation sector, an overweight Delta Air Lines positively impacted performance.

Finally, tactical duration positioning was beneficial over the first three quarters of 2021. However, those gains were offset in the fourth quarter given the Fund’s short duration and its steepener position, as the yield curve flattened.

Q. What were the leading detractors from performance?

A. The largest detractor from the Fund’s relative performance during the reporting period was its underweight to the insurance industry, as it outperformed the benchmark. Security selection within the consumer cyclicals3 sector was also a headwind for returns, partially due to an overweight in weak-performing Las Vegas Sands.

[3]	Cyclicals consists of the following industries: automotive, entertainment, gaming, home construction, lodging, retailers, restaurants, textiles, and other consumer services.

4	Western Asset Corporate Bond Fund 2021 Annual Report

Thank you for your investment in Western Asset Corporate Bond Fund. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

Western Asset Management Company, LLC

January 21, 2022

RISKS: The Fund is subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. High yield bonds, also known as “junk” bonds, possess greater price volatility, illiquidity and possibility of default than higher grade bonds. Foreign investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

Portfolio holdings and breakdowns are as of December 31, 2021 and are subject to change and may not be representative of the portfolio managers’ current or future investments. Please refer to pages 12 through 52 for a list and percentage breakdown of the Fund’s holdings.

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. Portfolio holdings are subject to change at any time and may not be representative of the portfolio managers’ current or future investments. The Fund’s top five sector holdings (as a percentage of net assets) as of December 31, 2021 were: financials (25.6%), energy (15.5%), communication services (8.5%), industrials (7.8%) and health care (7.4%). The Fund’s portfolio composition is subject to change at any time.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Western Asset Corporate Bond Fund 2021 Annual Report	5

Fund overview (cont’d)

[i]	The Bloomberg U.S. Credit Index is an index composed of corporate and non-corporate debt issues that are investment grade (rated Baa3/BBB or higher).

ii

The Bloomberg U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage-and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

iii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the period ended December 31, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 268 funds for the six-month period and among the 264 funds for the twelve-month period in the Fund’s Lipper category, and excluding sales charges, if any.

6	Western Asset Corporate Bond Fund 2021 Annual Report

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of December 31, 2021 and December 31, 2020, and does not include derivatives, such as futures contracts, forward foreign currency contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

Western Asset Corporate Bond Fund 2021 Annual Report	7

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on July 1, 2021 and held for the six months ended December 31, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-0.22%	$1,000.00	$997.80	0.87%	$4.38	Class A	5.00%	$1,000.00	$1,020.82	0.87%	$4.43
Class C	-0.57	1,000.00	994.30	1.56	7.84	Class C	5.00	1,000.00	1,017.34	1.56	7.93
Class C1	-0.41	1,000.00	995.90	1.40	7.04	Class C1	5.00	1,000.00	1,018.15	1.40	7.12
Class I	-0.06	1,000.00	999.40	0.55	2.77	Class I	5.00	1,000.00	1,022.43	0.55	2.80
Class P	-0.40	1,000.00	996.00	1.08	5.43	Class P	5.00	1,000.00	1,019.76	1.08	5.50

8	Western Asset Corporate Bond Fund 2021 Annual Report

[1]	For the six months ended December 31, 2021.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

Western Asset Corporate Bond Fund 2021 Annual Report	9

Fund performance (unaudited)

Average annual total returns
Without sales charges[1]	Class A	Class C	Class C1[2]	Class I	Class P
Twelve Months Ended 12/31/21	-0.72%	-1.41%	-1.20%	-0.40%	-1.01%
Five Years Ended 12/31/21	5.38	4.67	4.91	5.73	5.18
Ten Years Ended 12/31/21	5.62	N/A	5.12	5.95	5.44
Inception* through 12/31/21	—	4.12	—	—	—

With sales charges[3]	Class A	Class C	Class C1[2]	Class I	Class P
Twelve Months Ended 12/31/21	-4.96%	-2.36%	-2.16%	-0.40%	-1.01%
Five Years Ended 12/31/21	4.47	4.67	4.91	5.73	5.18
Ten Years Ended 12/31/21	5.16	N/A	5.12	5.95	5.44
Inception* through 12/31/21	—	4.12	—	—	—

Cumulative total returns

Without sales charges[1]
Class A (12/31/11 through 12/31/21)	72.71%
Class C (Inception date of 8/1/12 through 12/31/21)	46.22
Class C1[2] (12/31/11 through 12/31/21)	64.73
Class I (12/31/11 through 12/31/21)	78.30
Class P (12/31/11 through 12/31/21)	69.81

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares and Class C1 shares.

[2]	On August 1, 2012, Class C shares were reclassified as Class C1 shares.

[3]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 4.25%. Class C shares and Class C1 shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*	Inception dates for Class A, C, C1, I and P shares are November 6, 1992, August 1, 2012, February 26, 1993, February 7, 1996 and July 7, 2009, respectively.

10	Western Asset Corporate Bond Fund 2021 Annual Report

Historical performance

Value of $10,000 invested in

Class A Shares of Western Asset Corporate Bond Fund vs. Bloomberg U.S. Credit Index and Lipper Corporate Debt Funds BBB-Rated Category Average† — December 2011 — December 2021

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†

Hypothetical illustration of $10,000 invested in Class A shares of Western Asset Corporate Bond Fund on December 31, 2011, assuming the deduction of the maximum initial sales charge of 4.25% at the time of investment and the reinvestment of all distributions, including returns of capital, if any, at net asset value through December 31, 2021. The hypothetical illustration also assumes a $10,000 investment in the Bloomberg U.S. Credit Index and the Lipper Corporate Debt Funds BBB-Rated Category Average. The Bloomberg U.S. Credit Index (the “Index”) is an index composed of corporate and non-corporate debt issues that are investment grade (rated Baa3/BBB- or higher). The Index is unmanaged and not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The Lipper Corporate Debt Funds BBB-Rated Category Average is composed of the Fund’s peer group of mutual funds. The performance of the Fund’s other classes may be greater or less than the performance of Class A shares indicated on this chart, depending on whether higher or lower sales charges and fees were incurred by shareholders investing in the other classes.

Western Asset Corporate Bond Fund 2021 Annual Report	11

Schedule of investments

December 31, 2021

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 85.1%
Communication Services — 8.5%
Diversified Telecommunication Services — 4.2%
AT&T Inc., Senior Notes	4.450%	4/1/24	420,000	$448,525
AT&T Inc., Senior Notes	4.250%	3/1/27	440,000	488,412
AT&T Inc., Senior Notes	6.950%	1/15/28	3,460,000	4,307,864
AT&T Inc., Senior Notes	1.650%	2/1/28	460,000	450,655
AT&T Inc., Senior Notes	4.300%	2/15/30	510,000	574,591
AT&T Inc., Senior Notes	4.500%	5/15/35	1,020,000	1,180,175
AT&T Inc., Senior Notes	6.375%	3/1/41	1,063,000	1,505,274
AT&T Inc., Senior Notes	3.100%	2/1/43	3,590,000	3,497,356
AT&T Inc., Senior Notes	4.800%	6/15/44	208,000	249,105
AT&T Inc., Senior Notes	4.500%	3/9/48	690,000	806,496	(a)
AT&T Inc., Senior Notes	3.300%	2/1/52	120,000	117,854
AT&T Inc., Senior Notes	3.500%	9/15/53	1,630,000	1,647,573
AT&T Inc., Senior Notes	3.550%	9/15/55	1,693,000	1,702,004
AT&T Inc., Senior Notes	3.800%	12/1/57	1,680,000	1,752,972
AT&T Inc., Senior Notes	3.650%	9/15/59	133,000	134,577
AT&T Inc., Senior Notes	3.500%	2/1/61	2,460,000	2,426,770
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	255,000	373,805
Corning Inc., Senior Notes	3.900%	11/15/49	680,000	764,195
Deutsche Telekom International Finance BV, Senior Notes	8.750%	6/15/30	310,000	451,039
NTT Finance Corp., Senior Notes	2.065%	4/3/31	580,000	580,113	(a)
Telefonica Emisiones SA, Senior Notes	4.665%	3/6/38	230,000	265,082
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	500,000	622,264
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	905,000	1,028,964
Verizon Communications Inc., Senior Notes	1.500%	9/18/30	1,210,000	1,136,561
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	2,150,000	2,171,388
Verizon Communications Inc., Senior Notes	4.272%	1/15/36	4,000,000	4,700,063
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	290,000	276,058
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	4,410,000	4,625,250
Verizon Communications Inc., Senior Notes	2.850%	9/3/41	1,100,000	1,087,333
Verizon Communications Inc., Senior Notes	6.550%	9/15/43	230,000	360,474
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	190,000	220,912
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	470,000	541,116
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	1,360,000	1,294,304
Verizon Communications Inc., Senior Notes	3.550%	3/22/51	4,480,000	4,835,701
Verizon Communications Inc., Senior Notes	2.987%	10/30/56	440,000	417,480

See Notes to Financial Statements.

12	Western Asset Corporate Bond Fund 2021 Annual Report

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Diversified Telecommunication Services — continued
Verizon Communications Inc., Senior Notes	3.000%	11/20/60	2,700,000	$2,560,148
Verizon Communications Inc., Senior Notes	3.700%	3/22/61	11,180,000	12,146,551
Total Diversified Telecommunication Services				61,749,004
Entertainment — 0.2%
Netflix Inc., Senior Notes	5.375%	11/15/29	360,000	428,116	(a)
Netflix Inc., Senior Notes	4.875%	6/15/30	730,000	852,622	(a)
Walt Disney Co., Senior Notes	6.200%	12/15/34	70,000	97,893
Walt Disney Co., Senior Notes	6.400%	12/15/35	69,000	98,890
Walt Disney Co., Senior Notes	6.650%	11/15/37	160,000	237,537
Walt Disney Co., Senior Notes	5.400%	10/1/43	690,000	959,487
Total Entertainment				2,674,545
Interactive Media & Services — 0.2%
Alphabet Inc., Senior Notes	1.100%	8/15/30	180,000	170,347
Alphabet Inc., Senior Notes	1.900%	8/15/40	410,000	374,175
Alphabet Inc., Senior Notes	2.050%	8/15/50	280,000	250,640
Alphabet Inc., Senior Notes	2.250%	8/15/60	720,000	643,901
Tencent Holdings Ltd., Senior Notes	3.840%	4/22/51	1,120,000	1,178,732	(a)
Total Interactive Media & Services				2,617,795
Media — 3.1%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	980,000	1,010,601	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	2,770,000	2,854,250
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	3.750%	2/15/28	4,879,000	5,231,045
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	40,000	43,841
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	2.250%	1/15/29	4,210,000	4,111,092
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	6/1/41	2,190,000	2,139,051
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	1,280,000	1,243,743

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2021 Annual Report	13

Schedule of investments (cont’d)

December 31, 2021

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	1,130,000	$1,412,359
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	3,980,000	4,627,660
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	3.850%	4/1/61	450,000	425,633
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	3.950%	6/30/62	1,190,000	1,149,349
Comcast Cable Communications Holdings Inc., Senior Notes	9.455%	11/15/22	529,000	569,939
Comcast Corp., Senior Notes	3.400%	4/1/30	350,000	382,365
Comcast Corp., Senior Notes	4.250%	10/15/30	1,140,000	1,317,018
Comcast Corp., Senior Notes	7.050%	3/15/33	880,000	1,268,685
Comcast Corp., Senior Notes	4.200%	8/15/34	100,000	117,784
Comcast Corp., Senior Notes	6.500%	11/15/35	205,000	295,347
Comcast Corp., Senior Notes	3.750%	4/1/40	2,680,000	3,006,028
Comcast Corp., Senior Notes	3.969%	11/1/47	200,000	230,822
Comcast Corp., Senior Notes	2.887%	11/1/51	2,447,000	2,373,103	(a)
Comcast Corp., Senior Notes	2.937%	11/1/56	373,000	356,268	(a)
Comcast Corp., Senior Notes	4.950%	10/15/58	590,000	817,371
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	1,440,000	1,457,100	(a)
Fox Corp., Senior Notes	5.476%	1/25/39	1,030,000	1,330,725
NBCUniversal Media LLC, Senior Notes	4.450%	1/15/43	62,000	75,349
TCI Communications Inc., Senior Notes	7.125%	2/15/28	180,000	232,987
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	610,000	799,379
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	1,030,000	1,460,283
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	1,770,000	2,415,899
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	3/15/23	800,000	867,741
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	7/15/33	1,438,000	2,096,551
Videotron Ltd., Senior Notes	3.625%	6/15/29	500,000	503,218	(a)
Total Media				46,222,586
Wireless Telecommunication Services — 0.8%
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	310,000	305,886
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	430,000	425,412

See Notes to Financial Statements.

14	Western Asset Corporate Bond Fund 2021 Annual Report

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — continued
T-Mobile USA Inc., Senior Secured Notes	2.550%	2/15/31	2,010,000	$2,001,499
T-Mobile USA Inc., Senior Secured Notes	2.250%	11/15/31	760,000	738,294
T-Mobile USA Inc., Senior Secured Notes	2.700%	3/15/32	4,920,000	4,955,863	(a)
T-Mobile USA Inc., Senior Secured Notes	4.375%	4/15/40	150,000	171,757
T-Mobile USA Inc., Senior Secured Notes	3.000%	2/15/41	1,500,000	1,467,181
T-Mobile USA Inc., Senior Secured Notes	3.300%	2/15/51	1,000,000	978,976
Vodafone Group PLC, Senior Notes	6.150%	2/27/37	370,000	502,426
Vodafone Group PLC, Senior Notes	5.250%	5/30/48	280,000	365,582
Total Wireless Telecommunication Services				11,912,876
Total Communication Services				125,176,806
Consumer Discretionary — 6.8%
Automobiles — 1.7%
Ford Motor Co., Senior Notes	3.250%	2/12/32	3,600,000	3,693,600
Ford Motor Credit Co. LLC, Senior Notes	3.350%	11/1/22	3,450,000	3,497,662
Ford Motor Credit Co. LLC, Senior Notes	2.700%	8/10/26	2,680,000	2,706,800
Ford Motor Credit Co. LLC, Senior Notes	4.125%	8/17/27	820,000	886,108
Ford Motor Credit Co. LLC, Senior Notes (3 mo. USD LIBOR + 1.080%)	1.221%	8/3/22	530,000	530,963	(b)
General Motors Co., Senior Notes	4.875%	10/2/23	300,000	318,829
General Motors Co., Senior Notes	6.600%	4/1/36	460,000	623,142
General Motors Co., Senior Notes	6.750%	4/1/46	1,710,000	2,449,678
General Motors Co., Senior Notes	5.950%	4/1/49	190,000	260,680
General Motors Financial Co. Inc., Senior Notes	3.700%	5/9/23	920,000	947,717
Nissan Motor Acceptance Co. LLC, Senior Notes	1.050%	3/8/24	430,000	425,187	(a)
Nissan Motor Acceptance Co. LLC, Senior Notes	2.000%	3/9/26	510,000	502,840	(a)
Nissan Motor Acceptance Co. LLC, Senior Notes	2.750%	3/9/28	550,000	546,551	(a)
Nissan Motor Co. Ltd., Senior Notes	3.043%	9/15/23	4,840,000	4,968,271	(a)
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	1,140,000	1,195,970	(a)
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	1,760,000	1,970,424	(a)
Total Automobiles				25,524,422
Hotels, Restaurants & Leisure — 2.6%
Genting New York LLC/GENNY Capital Inc., Senior Notes	3.300%	2/15/26	3,030,000	3,003,389	(a)
GLP Capital LP/GLP Financing II Inc., Senior Notes	3.250%	1/15/32	720,000	725,051

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2021 Annual Report	15

Schedule of investments (cont’d)

December 31, 2021

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Hotels, Restaurants & Leisure — continued
Hilton Domestic Operating Co. Inc., Senior Notes	5.375%	5/1/25	320,000	$333,323	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.750%	5/1/28	150,000	160,470	(a)
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	3,374,000	3,437,171
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	7,460,000	7,445,920
Las Vegas Sands Corp., Senior Notes	3.500%	8/18/26	1,640,000	1,661,800
Marriott International Inc., Senior Notes	3.600%	4/15/24	760,000	795,228
McDonald’s Corp., Senior Notes	3.500%	7/1/27	210,000	227,906
McDonald’s Corp., Senior Notes	2.125%	3/1/30	280,000	279,035
McDonald’s Corp., Senior Notes	4.450%	3/1/47	660,000	807,048
McDonald’s Corp., Senior Notes	4.450%	9/1/48	2,090,000	2,580,044
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	1,720,000	1,671,066	(a)
Sands China Ltd., Senior Notes	5.125%	8/8/25	1,320,000	1,386,231
Sands China Ltd., Senior Notes	3.800%	1/8/26	950,000	955,885
Sands China Ltd., Senior Notes	3.800%	1/8/26	901,000	906,582	(c)
Sands China Ltd., Senior Notes	2.300%	3/8/27	1,000,000	942,435	(a)
Sands China Ltd., Senior Notes	5.400%	8/8/28	210,000	226,377
Sands China Ltd., Senior Notes	2.850%	3/8/29	3,540,000	3,336,361	(a)
Sands China Ltd., Senior Notes	4.375%	6/18/30	870,000	888,979	(c)
Sands China Ltd., Senior Notes	3.250%	8/8/31	820,000	771,616	(a)
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	600,000	558,600	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	3,420,000	3,172,050	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	420,000	382,200	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.750%	4/15/25	1,460,000	1,532,657	(a)
Total Hotels, Restaurants & Leisure				38,187,424
Household Durables — 0.4%
DR Horton Inc., Senior Notes	2.500%	10/15/24	1,910,000	1,966,955
Lennar Corp., Senior Notes	5.000%	6/15/27	280,000	316,932
MDC Holdings Inc., Senior Notes	2.500%	1/15/31	1,290,000	1,249,581
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	410,000	519,246
Newell Brands Inc., Senior Notes	4.350%	4/1/23	1,805,000	1,861,406
Total Household Durables				5,914,120
Internet & Direct Marketing Retail — 1.1%
Alibaba Group Holding Ltd., Senior Notes	2.125%	2/9/31	840,000	811,820
Alibaba Group Holding Ltd., Senior Notes	2.700%	2/9/41	500,000	457,250
Alibaba Group Holding Ltd., Senior Notes	3.150%	2/9/51	2,830,000	2,655,309
Amazon.com Inc., Senior Notes	1.200%	6/3/27	1,070,000	1,056,139

See Notes to Financial Statements.

16	Western Asset Corporate Bond Fund 2021 Annual Report

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Internet & Direct Marketing Retail — continued
Amazon.com Inc., Senior Notes	2.100%	5/12/31	2,260,000	$2,292,885
Amazon.com Inc., Senior Notes	3.875%	8/22/37	720,000	847,675
Amazon.com Inc., Senior Notes	2.500%	6/3/50	870,000	830,750
Amazon.com Inc., Senior Notes	3.100%	5/12/51	2,910,000	3,114,520
eBay Inc., Senior Notes	2.600%	5/10/31	670,000	677,272
MercadoLibre Inc., Senior Notes	2.375%	1/14/26	320,000	311,541
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	3,170,000	3,000,231
Total Internet & Direct Marketing Retail				16,055,392
Multiline Retail — 0.3%
Nordstrom Inc., Senior Notes	2.300%	4/8/24	3,300,000	3,303,481
Target Corp., Senior Notes	3.375%	4/15/29	980,000	1,074,356
Total Multiline Retail				4,377,837
Specialty Retail — 0.7%
Bed Bath & Beyond Inc., Senior Notes	3.749%	8/1/24	2,178,000	2,199,388
Home Depot Inc., Senior Notes	2.125%	9/15/26	200,000	206,502
Home Depot Inc., Senior Notes	3.300%	4/15/40	280,000	304,163
Home Depot Inc., Senior Notes	3.350%	4/15/50	240,000	262,430
Lithia Motors Inc., Senior Notes	4.625%	12/15/27	890,000	937,379	(a)
Lithia Motors Inc., Senior Notes	3.875%	6/1/29	1,580,000	1,615,590	(a)
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	230,000	267,264
Lowe’s Cos. Inc., Senior Notes	1.700%	10/15/30	820,000	780,039
Lowe’s Cos. Inc., Senior Notes	2.800%	9/15/41	770,000	752,566
Lowe’s Cos. Inc., Senior Notes	4.250%	9/15/44	6,000	6,830
Lowe’s Cos. Inc., Senior Notes	3.000%	10/15/50	2,170,000	2,145,909
TJX Cos. Inc., Senior Notes	2.250%	9/15/26	550,000	568,495
Total Specialty Retail				10,046,555
Total Consumer Discretionary				100,105,750
Consumer Staples — 2.6%
Beverages — 0.6%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	4,780,000	5,857,790
Coca-Cola Co., Senior Notes	1.375%	3/15/31	640,000	604,396
Coca-Cola Co., Senior Notes	4.125%	3/25/40	710,000	844,016
Coca-Cola Co., Senior Notes	2.500%	6/1/40	100,000	100,593
Constellation Brands Inc., Senior Notes	3.700%	12/6/26	160,000	172,956
Constellation Brands Inc., Senior Notes	3.500%	5/9/27	60,000	64,601
Molson Coors Beverage Co., Senior Notes	3.000%	7/15/26	290,000	303,878

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2021 Annual Report	17

Schedule of investments (cont’d)

December 31, 2021

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Beverages — continued
Molson Coors Beverage Co., Senior Notes	4.200%	7/15/46	300,000	$333,363
PepsiCo Inc., Senior Notes	2.625%	7/29/29	680,000	716,146
Total Beverages				8,997,739
Food & Staples Retailing — 0.2%
Costco Wholesale Corp., Senior Notes	1.600%	4/20/30	450,000	436,428
Costco Wholesale Corp., Senior Notes	1.750%	4/20/32	230,000	223,696
Walmart Inc., Senior Notes	1.800%	9/22/31	1,290,000	1,278,516
Walmart Inc., Senior Notes	2.650%	9/22/51	1,020,000	1,045,628
Total Food & Staples Retailing				2,984,268
Food Products — 0.2%
Hershey Co., Senior Notes	1.700%	6/1/30	1,110,000	1,087,485
Mars Inc., Senior Notes	2.375%	7/16/40	1,840,000	1,755,532	(a)
Mondelez International Inc., Senior Notes	2.625%	9/4/50	350,000	327,907
Total Food Products				3,170,924
Household Products — 0.2%
Clorox Co., Senior Notes	1.800%	5/15/30	1,470,000	1,426,327
Procter & Gamble Co., Senior Notes	3.000%	3/25/30	110,000	119,654
Procter & Gamble Co., Senior Notes	1.200%	10/29/30	1,510,000	1,429,776
Total Household Products				2,975,757
Tobacco — 1.4%
Altria Group Inc., Senior Notes	4.400%	2/14/26	2,227,000	2,455,274
Altria Group Inc., Senior Notes	4.800%	2/14/29	697,000	786,844
Altria Group Inc., Senior Notes	2.450%	2/4/32	3,800,000	3,611,844
Altria Group Inc., Senior Notes	3.400%	2/4/41	4,790,000	4,426,277
Altria Group Inc., Senior Notes	4.250%	8/9/42	60,000	61,043
Altria Group Inc., Senior Notes	3.875%	9/16/46	200,000	193,906
Altria Group Inc., Senior Notes	5.950%	2/14/49	330,000	412,690
BAT Capital Corp., Senior Notes	2.259%	3/25/28	2,940,000	2,867,365
Philip Morris International Inc., Senior Notes	2.875%	5/1/24	1,960,000	2,038,745
Philip Morris International Inc., Senior Notes	1.750%	11/1/30	2,560,000	2,438,425
Reynolds American Inc., Senior Notes	8.125%	5/1/40	760,000	1,107,771
Reynolds American Inc., Senior Notes	5.850%	8/15/45	600,000	730,607
Total Tobacco				21,130,791
Total Consumer Staples				39,259,479
Energy — 15.2%
Energy Equipment & Services — 0.0%††
Halliburton Co., Senior Notes	3.500%	8/1/23	22,000	22,720
Halliburton Co., Senior Notes	2.920%	3/1/30	100,000	102,986
Total Energy Equipment & Services				125,706

See Notes to Financial Statements.

18	Western Asset Corporate Bond Fund 2021 Annual Report

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — 15.2%
Apache Corp., Senior Notes	3.250%	4/15/22	3,576,000	$3,580,685
Apache Corp., Senior Notes	5.350%	7/1/49	1,690,000	1,933,343
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	3,674,000	3,641,081	(a)
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	820,000	875,425
BP Capital Markets America Inc., Senior Notes	3.119%	5/4/26	230,000	243,470
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	7,390,000	7,294,536
Cameron LNG LLC, Senior Secured Notes	3.701%	1/15/39	470,000	507,676	(a)
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	1,860,000	1,882,320	(a)
Chevron USA Inc., Senior Notes	3.850%	1/15/28	410,000	454,278
Chevron USA Inc., Senior Notes	2.343%	8/12/50	1,020,000	943,406
Cimarex Energy Co., Senior Notes	4.375%	3/15/29	2,490,000	2,651,687
Comstock Resources Inc., Senior Notes	7.500%	5/15/25	1,290,000	1,336,085	(a)
Comstock Resources Inc., Senior Notes	5.875%	1/15/30	2,920,000	2,997,833	(a)
ConocoPhillips, Senior Notes	3.750%	10/1/27	750,000	822,691	(a)
Continental Resources Inc., Senior Notes	4.500%	4/15/23	3,460,000	3,569,717
Continental Resources Inc., Senior Notes	2.268%	11/15/26	800,000	794,844	(a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	2,640,000	2,858,539
Continental Resources Inc., Senior Notes	2.875%	4/1/32	1,170,000	1,146,237	(a)
Coterra Energy Inc., Senior Notes	4.375%	6/1/24	1,250,000	1,322,525	(a)
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	2,380,000	2,559,337	(a)
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	4,020,000	4,495,477	(a)
DCP Midstream LP, Junior Subordinated Notes (7.375% to 12/15/22 then 3 mo. USD LIBOR + 5.148%)	7.375%	12/15/22	620,000	613,800	(b)(d)
DCP Midstream Operating LP, Senior Notes	3.250%	2/15/32	1,050,000	1,059,571
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	790,000	1,034,947	(a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	900,000	1,029,963
Devon Energy Corp., Senior Notes	5.250%	10/15/27	72,000	75,959
Devon Energy Corp., Senior Notes	5.875%	6/15/28	994,000	1,076,782
Devon Energy Corp., Senior Notes	4.500%	1/15/30	1,520,000	1,632,478
Devon Energy Corp., Senior Notes	7.950%	4/15/32	519,000	729,487
Devon Energy Corp., Senior Notes	5.600%	7/15/41	3,830,000	4,813,661
Devon Energy Corp., Senior Notes	4.750%	5/15/42	1,230,000	1,427,238
Devon Energy Corp., Senior Notes	5.000%	6/15/45	2,900,000	3,513,594
Devon OEI Operating LLC, Senior Notes	7.500%	9/15/27	1,400,000	1,710,903
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	2,290,000	2,416,762
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	970,000	1,029,654
Diamondback Energy Inc., Senior Notes	4.400%	3/24/51	2,380,000	2,734,172
Ecopetrol SA, Senior Notes	5.375%	6/26/26	40,000	42,204

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2021 Annual Report	19

Schedule of investments (cont’d)

December 31, 2021

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Ecopetrol SA, Senior Notes	4.625%	11/2/31	1,730,000	$1,685,037
Ecopetrol SA, Senior Notes	5.875%	5/28/45	499,000	478,025
Ecopetrol SA, Senior Notes	5.875%	11/2/51	1,520,000	1,426,474
El Paso Natural Gas Co. LLC, Senior Notes	7.500%	11/15/26	815,000	991,775
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	2,080,000	2,121,600	(b)(d)
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	890,000	846,541	(b)(d)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	1,990,000	1,997,462	(b)(d)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	5,890,000	5,993,075	(b)(d)
Energy Transfer LP, Senior Notes	4.200%	9/15/23	1,280,000	1,337,207
Energy Transfer LP, Senior Notes	3.900%	7/15/26	630,000	678,343
Energy Transfer LP, Senior Notes	5.500%	6/1/27	2,960,000	3,378,722
Energy Transfer LP, Senior Notes	4.950%	6/15/28	1,020,000	1,148,382
Energy Transfer LP, Senior Notes	5.250%	4/15/29	1,470,000	1,685,270
Energy Transfer LP, Senior Notes	5.800%	6/15/38	120,000	145,629
Energy Transfer LP, Senior Notes	6.125%	12/15/45	2,590,000	3,228,745
EnLink Midstream LLC, Senior Notes	5.625%	1/15/28	2,440,000	2,541,162	(a)
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	890,000	999,991
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	2,090,000	2,181,474
Enterprise Products Operating LLC, Senior Notes	6.875%	3/1/33	1,470,000	1,991,601
Enterprise Products Operating LLC, Senior Notes	5.700%	2/15/42	270,000	351,848
Enterprise Products Operating LLC, Senior Notes	4.250%	2/15/48	3,640,000	4,130,207
Enterprise Products Operating LLC, Senior Notes	3.300%	2/15/53	1,120,000	1,116,398
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	1,140,000	1,234,644

See Notes to Financial Statements.

20	Western Asset Corporate Bond Fund 2021 Annual Report

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. USD LIBOR + 2.570%)	5.375%	2/15/78	2,910,000	$2,922,383	(b)
EOG Resources Inc., Senior Notes	4.150%	1/15/26	910,000	994,950
EOG Resources Inc., Senior Notes	4.375%	4/15/30	2,240,000	2,591,054
EOG Resources Inc., Senior Notes	4.950%	4/15/50	550,000	748,998
EQT Corp., Senior Notes	3.000%	10/1/22	2,980,000	3,013,927
EQT Corp., Senior Notes	3.125%	5/15/26	670,000	688,603	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	1,060,000	1,138,186
EQT Corp., Senior Notes	7.500%	2/1/30	750,000	964,924
EQT Corp., Senior Notes	3.625%	5/15/31	1,340,000	1,392,334	(a)
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	390,000	427,464
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	1,600,000	1,892,327
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	560,000	655,020
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	960,000	1,042,275
Florida Gas Transmission Co. LLC, Senior Notes	2.300%	10/1/31	5,410,000	5,305,240	(a)
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	1,000,000	1,039,468	(a)
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	390,000	537,651
Kinder Morgan Energy Partners LP, Senior Notes	5.625%	9/1/41	350,000	432,361
Kinder Morgan Inc., Senior Notes	5.300%	12/1/34	270,000	325,418
Kinder Morgan Inc., Senior Notes	5.200%	3/1/48	1,300,000	1,609,556
Lukoil Capital DAC, Senior Notes	2.800%	4/26/27	5,070,000	5,002,239	(a)
MEG Energy Corp., Secured Notes	6.500%	1/15/25	550,000	559,531	(a)
MEG Energy Corp., Senior Notes	7.125%	2/1/27	1,370,000	1,461,009	(a)
MEG Energy Corp., Senior Notes	5.875%	2/1/29	500,000	524,175	(a)
MPLX LP, Senior Notes	4.800%	2/15/29	240,000	274,291
MPLX LP, Senior Notes	4.500%	4/15/38	3,830,000	4,296,636
Northern Oil and Gas Inc., Senior Notes	8.125%	3/1/28	1,870,000	1,975,505	(a)
Northwest Pipeline LLC, Senior Notes	7.125%	12/1/25	2,070,000	2,444,517
Northwest Pipeline LLC, Senior Notes	4.000%	4/1/27	2,010,000	2,188,012
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	730,000	753,050
Occidental Petroleum Corp., Senior Notes	7.125%	10/15/27	550,000	639,110
Occidental Petroleum Corp., Senior Notes	7.950%	6/15/39	690,000	911,773
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	490,000	509,117
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	100,000	98,152

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2021 Annual Report	21

Schedule of investments (cont’d)

December 31, 2021

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	5.625%	10/15/27	660,000	$676,701	(a)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	1,170,000	1,182,694	(a)
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	760,000	829,749
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	3,020,000	3,220,875
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	1,160,000	1,078,191
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	800,000	793,424	(a)
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	2,100,000	2,028,315
Plains All American Pipeline LP, Junior Subordinated Notes (6.125% to 11/15/22 then 3 mo. USD LIBOR + 4.110%)	6.125%	11/15/22	4,082,000	3,485,008	(b)(d)
Plains All American Pipeline LP/PAA Finance Corp., Senior Notes	6.700%	5/15/36	150,000	183,848
Qatar Energy, Senior Notes	1.375%	9/12/26	940,000	922,958	(a)
Qatar Energy, Senior Notes	2.250%	7/12/31	4,180,000	4,151,154	(a)
Range Resources Corp., Senior Notes	5.000%	8/15/22	450,000	456,966
Range Resources Corp., Senior Notes	5.000%	3/15/23	225,000	230,301
Range Resources Corp., Senior Notes	4.875%	5/15/25	700,000	723,653
Range Resources Corp., Senior Notes	9.250%	2/1/26	2,210,000	2,384,728
Range Resources Corp., Senior Notes	8.250%	1/15/29	1,360,000	1,518,773
Shell International Finance BV, Senior Notes	2.875%	5/10/26	210,000	222,957
Shell International Finance BV, Senior Notes	3.875%	11/13/28	10,000	11,185
Shell International Finance BV, Senior Notes	4.375%	5/11/45	1,530,000	1,863,221
Shell International Finance BV, Senior Notes	3.250%	4/6/50	2,340,000	2,496,263
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	720,000	759,629
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	1,640,000	1,716,637	(a)
Tennessee Gas Pipeline Co. LLC, Senior Notes	7.000%	3/15/27	1,250,000	1,550,959
Tennessee Gas Pipeline Co. LLC, Senior Notes	7.000%	10/15/28	4,040,000	5,162,947
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	2,420,000	2,460,815	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	2,925,000	3,573,564
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.250%	12/1/26	2,070,000	2,532,906
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	1,470,000	1,551,131
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	4.450%	8/1/42	3,240,000	3,804,113

See Notes to Financial Statements.

22	Western Asset Corporate Bond Fund 2021 Annual Report

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.950%	5/15/50	130,000	$146,024
Western Midstream Operating LP, Senior Notes	4.000%	7/1/22	1,560,000	1,565,834
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	150,000	157,350
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	2,260,000	2,462,157
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	170,000	188,094
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	980,000	1,172,492
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	1,260,000	1,520,140
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	670,000	801,307
Western Midstream Operating LP, Senior Notes	6.500%	2/1/50	630,000	745,933
Western Midstream Operating LP, Senior Notes (3 mo. USD LIBOR + 1.850%)	1.972%	1/13/23	1,240,000	1,238,368	(b)
Williams Cos. Inc., Senior Notes	3.500%	10/15/51	1,080,000	1,093,711
Total Oil, Gas & Consumable Fuels				224,566,310
Total Energy				224,692,016
Financials — 24.4%
Banks — 15.1%
Banco Mercantil del Norte SA, Junior Subordinated Notes (8.375% to 10/14/30 then 10 year Treasury Constant Maturity Rate + 7.760%)	8.375%	10/14/30	1,100,000	1,263,806	(a)(b)(d)
Banco Santander SA, Senior Notes	3.306%	6/27/29	4,400,000	4,654,938
Banco Santander SA, Senior Notes (1.722% to 9/14/26 then 1 year Treasury Constant Maturity Rate + 0.900%)	1.722%	9/14/27	6,800,000	6,680,105	(b)
Bank of America Corp., Senior Notes	5.000%	1/21/44	150,000	197,407
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	340,000	336,655	(b)
Bank of America Corp., Senior Notes (1.898% to 7/23/30 then SOFR + 1.530%)	1.898%	7/23/31	750,000	718,612	(b)
Bank of America Corp., Senior Notes (1.922% to 10/24/30 then SOFR + 1.370%)	1.922%	10/24/31	3,820,000	3,661,701	(b)

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2021 Annual Report	23

Schedule of investments (cont’d)

December 31, 2021

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Bank of America Corp., Senior Notes (2.299% to 7/21/31 then SOFR + 1.220%)	2.299%	7/21/32	5,680,000	$5,590,701	(b)
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	5,990,000	6,023,133	(b)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	800,000	809,004	(b)
Bank of America Corp., Senior Notes (2.676% to 6/19/40 then SOFR + 1.930%)	2.676%	6/19/41	420,000	404,983	(b)
Bank of America Corp., Senior Notes (2.687% to 4/22/31 then SOFR + 1.320%)	2.687%	4/22/32	3,260,000	3,311,807	(b)
Bank of America Corp., Senior Notes (2.831% to 10/24/50 then SOFR + 1.880%)	2.831%	10/24/51	2,540,000	2,500,949	(b)
Bank of America Corp., Senior Notes (2.884% to 10/22/29 then 3 mo. USD LIBOR + 1.190%)	2.884%	10/22/30	3,750,000	3,875,942	(b)
Bank of America Corp., Senior Notes (3.311% to 4/22/41 then SOFR + 1.580%)	3.311%	4/22/42	1,900,000	2,000,622	(b)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. USD LIBOR + 1.210%)	3.974%	2/7/30	300,000	330,757	(b)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	930,000	1,121,489	(b)
Bank of America Corp., Senior Notes (4.271% to 7/23/28 then 3 mo. USD LIBOR + 1.310%)	4.271%	7/23/29	1,620,000	1,807,366	(b)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. USD LIBOR + 1.520%)	4.330%	3/15/50	1,140,000	1,413,794	(b)
Bank of America Corp., Senior Notes (4.443% to 1/20/47 then 3 mo. USD LIBOR + 1.990%)	4.443%	1/20/48	90,000	112,109	(b)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	510,000	546,997
Bank of America Corp., Subordinated Notes (2.482% to 9/21/31 then 5 year Treasury Constant Maturity Rate + 1.200%)	2.482%	9/21/36	6,800,000	6,594,137	(b)
BankUnited Inc., Senior Notes	4.875%	11/17/25	2,700,000	2,970,659
Barclays PLC, Junior Subordinated Notes (6.125% to 6/15/26 then 5 year Treasury Constant Maturity Rate + 5.867%)	6.125%	12/15/25	4,370,000	4,734,239	(b)(d)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	1,540,000	1,748,554	(b)
BNP Paribas SA, Senior Notes (1.675% to 6/30/26 then SOFR + 0.912%)	1.675%	6/30/27	1,720,000	1,691,958	(a)(b)
BNP Paribas SA, Senior Notes (2.159% to 9/15/28 then SOFR + 1.218%)	2.159%	9/15/29	2,210,000	2,168,248	(a)(b)

See Notes to Financial Statements.

24	Western Asset Corporate Bond Fund 2021 Annual Report

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	4,340,000	$4,383,925	(a)(b)
BNP Paribas SA, Senior Notes (2.819% to 11/19/24 then 3 mo. USD LIBOR + 1.111%)	2.819%	11/19/25	3,870,000	3,985,005	(a)(b)
BNP Paribas SA, Senior Notes (2.871% to 4/19/31 then SOFR + 1.387%)	2.871%	4/19/32	1,180,000	1,197,666	(a)(b)
BNP Paribas SA, Subordinated Notes	2.824%	1/26/41	1,780,000	1,704,014	(a)
BPCE SA, Subordinated Notes (3.116% to 10/19/31 then SOFR + 1.730%)	3.116%	10/19/32	3,170,000	3,183,573	(a)(b)
Citigroup Inc., Junior Subordinated Notes (4.000% to 12/10/25 then 5 year Treasury Constant Maturity Rate + 3.597%)	4.000%	12/10/25	1,000,000	1,010,000	(b)(d)
Citigroup Inc., Junior Subordinated Notes (4.150% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 3.000%)	4.150%	11/15/26	2,200,000	2,241,250	(b)(d)
Citigroup Inc., Senior Notes	7.875%	5/15/25	260,000	312,472
Citigroup Inc., Senior Notes	8.125%	7/15/39	1,897,000	3,212,752
Citigroup Inc., Senior Notes	4.650%	7/23/48	450,000	579,202
Citigroup Inc., Senior Notes (2.520% to 11/3/31 then SOFR + 1.177%)	2.520%	11/3/32	5,300,000	5,299,569	(b)
Citigroup Inc., Senior Notes (2.561% to 5/1/31 then SOFR + 1.167%)	2.561%	5/1/32	9,160,000	9,217,196	(b)
Citigroup Inc., Senior Notes (2.666% to 1/29/30 then SOFR + 1.146%)	2.666%	1/29/31	1,500,000	1,524,285	(b)
Citigroup Inc., Senior Notes (2.976% to 11/5/29 then SOFR + 1.422%)	2.976%	11/5/30	2,050,000	2,130,966	(b)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. USD LIBOR + 1.338%)	3.980%	3/20/30	740,000	817,624	(b)
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	60,000	79,749
Commonwealth Bank of Australia, Subordinated Notes	2.688%	3/11/31	1,020,000	1,004,127	(a)
Commonwealth Bank of Australia, Subordinated Notes	3.743%	9/12/39	1,040,000	1,116,617	(a)
Commonwealth Bank of Australia, Subordinated Notes	3.305%	3/11/41	1,750,000	1,787,205	(a)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	400,000	475,100	(a)(b)(d)
Danske Bank A/S, Senior Notes	5.000%	1/12/22	4,180,000	4,183,723	(a)
Danske Bank A/S, Senior Notes	3.875%	9/12/23	340,000	353,789	(a)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	2,200,000	2,369,290	(a)

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2021 Annual Report	25

Schedule of investments (cont’d)

December 31, 2021

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Danske Bank A/S, Senior Notes (0.976% to 9/10/24 then 1 year Treasury Constant Maturity Rate + 0.550%)	0.976%	9/10/25	980,000	$965,475	(a)(b)
Danske Bank A/S, Senior Notes (1.549% to 9/10/26 then 1 year Treasury Constant Maturity Rate + 0.730%)	1.549%	9/10/27	1,740,000	1,700,999	(a)(b)
HSBC Holdings PLC, Senior Notes	4.950%	3/31/30	290,000	340,623
HSBC Holdings PLC, Senior Notes (2.099% to 6/4/25 then SOFR + 1.929%)	2.099%	6/4/26	630,000	634,566	(b)
HSBC Holdings PLC, Senior Notes (2.357% to 8/18/30 then SOFR + 1.947%)	2.357%	8/18/31	560,000	547,725	(b)
HSBC Holdings PLC, Senior Notes (2.633% to 11/7/24 then SOFR + 1.402%)	2.633%	11/7/25	920,000	944,241	(b)
HSBC Holdings PLC, Senior Notes (2.804% to 5/24/31 then SOFR + 1.187%)	2.804%	5/24/32	6,700,000	6,727,806	(b)
HSBC Holdings PLC, Senior Notes (2.871% to 11/22/31 then SOFR + 1.410%)	2.871%	11/22/32	3,400,000	3,431,957	(b)
HSBC Holdings PLC, Subordinated Notes	7.625%	5/17/32	410,000	566,397
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	5,340,000	5,401,543	(a)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	1,130,000	1,154,859	(a)
Intesa Sanpaolo SpA, Subordinated Notes (4.198% to 6/1/31 then 1 year Treasury Constant Maturity Rate + 2.600%)	4.198%	6/1/32	2,440,000	2,463,684	(a)(b)
Intesa Sanpaolo SpA, Subordinated Notes (4.950% to 6/1/41 then 1 year Treasury Constant Maturity Rate + 2.750%)	4.950%	6/1/42	2,720,000	2,799,156	(a)(b)
JPMorgan Chase & Co., Junior Subordinated Notes (3.650% to 6/1/26 then 5 year Treasury Constant Maturity Rate + 2.850%)	3.650%	6/1/26	1,540,000	1,540,000	(b)(d)
JPMorgan Chase & Co., Senior Notes (1.953% to 2/4/31 then SOFR + 1.065%)	1.953%	2/4/32	4,120,000	3,972,408	(b)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	1,220,000	1,234,414	(b)
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	5,550,000	5,587,396	(b)
JPMorgan Chase & Co., Senior Notes (2.580% to 4/22/31 then SOFR + 1.250%)	2.580%	4/22/32	5,810,000	5,890,861	(b)
JPMorgan Chase & Co., Senior Notes (2.739% to 10/15/29 then SOFR + 1.510%)	2.739%	10/15/30	3,650,000	3,754,092	(b)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	370,000	383,316	(b)

See Notes to Financial Statements.

26	Western Asset Corporate Bond Fund 2021 Annual Report

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
JPMorgan Chase & Co., Senior Notes (3.328% to 4/22/51 then SOFR + 1.580%)	3.328%	4/22/52	3,900,000	$4,183,303	(b)
JPMorgan Chase & Co., Senior Notes (3.897% to 1/23/48 then 3 mo. USD LIBOR + 1.220%)	3.897%	1/23/49	890,000	1,033,595	(b)
JPMorgan Chase & Co., Senior Notes (3.964% to 11/15/47 then 3 mo. USD LIBOR + 1.380%)	3.964%	11/15/48	400,000	470,279	(b)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	330,000	369,456	(b)
JPMorgan Chase & Co., Senior Notes (4.260% to 2/22/47 then 3 mo. USD LIBOR + 1.580%)	4.260%	2/22/48	1,010,000	1,237,747	(b)
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	750,000	978,210
JPMorgan Chase & Co., Subordinated Notes (2.956% to 5/13/30 then SOFR + 2.515%)	2.956%	5/13/31	1,640,000	1,699,809	(b)
Lloyds Banking Group PLC, Junior Subordinated Notes (6.750% to 6/27/26 then 5 year Treasury Constant Maturity Rate + 4.815%)	6.750%	6/27/26	450,000	507,481	(b)(d)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 6/27/24 then USD 5 year ICE Swap Rate + 4.760%)	7.500%	6/27/24	410,000	453,743	(b)(d)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	1,120,000	1,266,256	(b)(d)
M&T Bank Corp., Junior Subordinated Notes (3.500% to 9/1/26 then 5 year Treasury Constant Maturity Rate + 2.679%)	3.500%	9/1/26	650,000	638,495	(b)(d)
NatWest Group PLC, Senior Notes (2.359% to 5/22/23 then 1 year Treasury Constant Maturity Rate + 2.150%)	2.359%	5/22/24	400,000	406,516	(b)
NatWest Group PLC, Subordinated Notes (3.754% to 11/1/24 then 5 year Treasury Constant Maturity Rate + 2.100%)	3.754%	11/1/29	1,360,000	1,418,655	(b)
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	3,645,000	3,953,684
NBK SPC Ltd., Senior Notes	2.750%	5/30/22	2,130,000	2,149,903	(a)
Standard Chartered PLC, Junior Subordinated Notes (7.750% to 4/2/23 then USD 5 year ICE Swap Rate + 5.723%)	7.750%	4/2/23	2,000,000	2,123,480	(a)(b)(d)
Standard Chartered PLC, Senior Notes (1.214% to 3/23/24 then 1 year Treasury Constant Maturity Rate + 0.880%)	1.214%	3/23/25	660,000	654,862	(a)(b)
UniCredit SpA, Senior Notes	6.572%	1/14/22	8,090,000	8,101,787	(a)

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2021 Annual Report	27

Schedule of investments (cont’d)

December 31, 2021

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	80,000	$84,104
Wells Fargo & Co., Senior Notes (0.805% to 5/19/24 then SOFR + 0.510%)	0.805%	5/19/25	1,730,000	1,711,223	(b)
Wells Fargo & Co., Senior Notes (2.406% to 10/30/24 then SOFR + 1.087%)	2.406%	10/30/25	720,000	738,453	(b)
Wells Fargo & Co., Senior Notes (3.068% to 4/30/40 then SOFR + 2.530%)	3.068%	4/30/41	1,170,000	1,202,288	(b)
Wells Fargo & Co., Senior Notes (3.196% to 6/17/26 then 3 mo. USD LIBOR + 1.170%)	3.196%	6/17/27	1,510,000	1,592,798	(b)
Wells Fargo & Co., Senior Notes (3.584% to 5/22/27 then 3 mo. USD LIBOR + 1.310%)	3.584%	5/22/28	640,000	688,522	(b)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then SOFR + 4.032%)	4.478%	4/4/31	1,560,000	1,813,920	(b)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then SOFR + 4.502%)	5.013%	4/4/51	4,910,000	6,718,380	(b)
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	880,000	1,165,554
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	800,000	1,000,808
Westpac Banking Corp., Subordinated Notes	3.133%	11/18/41	2,910,000	2,889,554
Westpac Banking Corp., Subordinated Notes (2.668% to 11/15/30 then 5 year Treasury Constant Maturity Rate + 1.750%)	2.668%	11/15/35	950,000	926,542	(b)
Westpac Banking Corp., Subordinated Notes (3.020% to 11/18/31 then 5 year Treasury Constant Maturity Rate + 1.530%)	3.020%	11/18/36	1,450,000	1,434,950	(b)
Total Banks				223,095,646
Capital Markets — 5.7%
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	2,180,000	2,204,525	(b)(d)
Charles Schwab Corp., Senior Notes	2.000%	3/20/28	960,000	973,421
CI Financial Corp., Senior Notes	3.200%	12/17/30	4,560,000	4,684,150
CI Financial Corp., Senior Notes	4.100%	6/15/51	150,000	162,941
Credit Suisse Group AG, Junior Subordinated Notes (5.250% to 8/11/27 then 5 year Treasury Constant Maturity Rate + 4.889%)	5.250%	2/11/27	5,820,000	6,023,700	(a)(b)(d)
Credit Suisse Group AG, Junior Subordinated Notes (6.250% to 12/18/24 then USD 5 year ICE Swap Rate + 3.455%)	6.250%	12/18/24	790,000	843,720	(a)(b)(d)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	560,000	593,180	(a)(b)(d)

See Notes to Financial Statements.

28	Western Asset Corporate Bond Fund 2021 Annual Report

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Capital Markets — continued
Credit Suisse Group AG, Senior Notes (3.091% to 5/14/31 then SOFR + 1.730%)	3.091%	5/14/32	6,570,000		$6,692,245	(a)(b)
Credit Suisse USA Inc., Senior Notes	7.125%	7/15/32	260,000		370,753
GE Capital UK Funding Unlimited Co., Senior Notes	5.875%	1/18/33	1,600,000	GBP	2,924,727
Goldman Sachs Group Inc., Junior Subordinated Notes (4.125% to 11/10/26 then 5 year Treasury Constant Maturity Rate + 2.949%)	4.125%	11/10/26	260,000		264,469	(b)(d)
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	850,000		906,319
Goldman Sachs Group Inc., Senior Notes	2.600%	2/7/30	1,750,000		1,781,111
Goldman Sachs Group Inc., Senior Notes	3.800%	3/15/30	1,180,000		1,300,252
Goldman Sachs Group Inc., Senior Notes (2.383% to 7/21/31 then SOFR + 1.248%)	2.383%	7/21/32	4,080,000		4,020,524	(b)
Goldman Sachs Group Inc., Senior Notes (2.615% to 4/22/31 then SOFR + 1.281%)	2.615%	4/22/32	3,600,000		3,629,654	(b)
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	8,600,000		8,662,431	(b)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	1,760,000		1,915,992	(b)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	1,130,000		1,233,475
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	290,000		378,030
KKR Group Finance Co. III LLC, Senior Notes	5.125%	6/1/44	1,150,000		1,486,764	(a)
KKR Group Finance Co. VII LLC, Senior Notes	3.625%	2/25/50	310,000		333,781	(a)
KKR Group Finance Co. X LLC, Senior Notes	3.250%	12/15/51	1,310,000		1,308,740	(a)
LPL Holdings Inc., Senior Notes	4.375%	5/15/31	530,000		542,911	(a)
Morgan Stanley, Senior Notes (1.164% to 10/21/24 then SOFR + 0.560%)	1.164%	10/21/25	2,770,000		2,749,821	(b)
Morgan Stanley, Senior Notes (1.593% to 5/4/26 then SOFR + 0.879%)	1.593%	5/4/27	1,570,000		1,555,352	(b)
Morgan Stanley, Senior Notes (1.794% to 2/13/31 then SOFR + 1.034%)	1.794%	2/13/32	1,150,000		1,089,832	(b)
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	1,550,000		1,581,598	(b)
Morgan Stanley, Senior Notes (2.239% to 7/21/31 then SOFR + 1.178%)	2.239%	7/21/32	680,000		665,815	(b)
Morgan Stanley, Senior Notes (2.511% to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	2,280,000		2,280,258	(b)

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2021 Annual Report	29

Schedule of investments (cont’d)

December 31, 2021

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Capital Markets — continued
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	720,000	$737,384	(b)
Morgan Stanley, Senior Notes (3.217% to 4/22/41 then SOFR + 1.485%)	3.217%	4/22/42	4,910,000	5,153,484	(b)
Morgan Stanley, Subordinated Notes (2.484% to 9/16/31 then SOFR + 1.360%)	2.484%	9/16/36	8,630,000	8,319,371	(b)
Nasdaq Inc., Senior Notes	2.500%	12/21/40	890,000	824,017
Raymond James Financial Inc., Senior Notes	4.950%	7/15/46	230,000	293,459
Raymond James Financial Inc., Senior Notes	3.750%	4/1/51	640,000	708,574
UBS AG, Senior Notes	4.500%	6/26/48	530,000	693,671	(a)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	2,130,000	2,298,153	(a)(b)(d)
UBS Group AG, Senior Notes (1.364% to 1/30/26 then 1 year Treasury Constant Maturity Rate + 1.080%)	1.364%	1/30/27	2,280,000	2,229,588	(a)(b)
Total Capital Markets				84,418,192
Consumer Finance — 0.1%
American Express Co., Junior Subordinated Notes (3.550% to 9/15/26 then 5 year Treasury Constant Maturity Rate + 2.854%)	3.550%	9/15/26	670,000	672,261	(b)(d)
American Express Co., Senior Notes	2.500%	7/30/24	700,000	723,624
Total Consumer Finance				1,395,885
Diversified Financial Services — 1.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.500%	9/15/23	2,090,000	2,192,948
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.150%	2/15/24	1,410,000	1,454,981
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	2,170,000	2,212,555
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.400%	10/29/33	710,000	723,747
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.850%	10/29/41	2,730,000	2,848,679
DAE Funding LLC, Senior Notes	1.550%	8/1/24	1,850,000	1,838,373	(a)
Element Fleet Management Corp., Senior Notes	1.600%	4/6/24	800,000	801,105	(a)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	957,383	924,942	(a)(e)

See Notes to Financial Statements.

30	Western Asset Corporate Bond Fund 2021 Annual Report

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Diversified Financial Services — continued
ILFC E-Capital Trust I Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.550%)	3.370%	12/21/65	5,800,000	$4,786,334	(a)(b)
Vanguard Group Inc.	3.250%	8/22/60	5,000,000	4,985,050	(f)(g)
Total Diversified Financial Services				22,768,714
Insurance — 1.5%
American International Group Inc., Senior Notes	4.750%	4/1/48	520,000	663,994
Americo Life Inc., Senior Notes	3.450%	4/15/31	490,000	477,314	(a)
AmFam Holdings Inc., Senior Notes	2.805%	3/11/31	1,170,000	1,196,094	(a)
AmFam Holdings Inc., Senior Notes	3.833%	3/11/51	490,000	543,299	(a)
Fidelity & Guaranty Life Holdings Inc., Senior Notes	5.500%	5/1/25	810,000	905,410	(a)
Highlands Holdings Bond Issuer Ltd./ Highlands Holdings Bond Co-Issuer Inc., Senior Secured Notes (7.625% Cash or 8.375% PIK)	7.625%	10/15/25	1,851,411	1,964,504	(a)(e)
Marsh & McLennan Cos. Inc., Senior Notes	2.375%	12/15/31	1,970,000	1,990,969
Massachusetts Mutual Life Insurance Co., Subordinated Notes	3.375%	4/15/50	480,000	507,622	(a)
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	830,000	1,091,629	(a)
MetLife Inc., Senior Notes	4.721%	12/15/44	110,000	143,208
New York Life Insurance Co., Subordinated Notes	3.750%	5/15/50	1,280,000	1,460,519	(a)
New York Life Insurance Co., Subordinated Notes	4.450%	5/15/69	350,000	447,400	(a)
Nippon Life Insurance Co., Subordinated Notes (2.750% to 1/21/31 then 5 year Treasury Constant Maturity Rate + 2.653%)	2.750%	1/21/51	2,000,000	1,963,080	(a)(b)
Nippon Life Insurance Co., Subordinated Notes (3.400% to 1/23/30 then 5 year Treasury Constant Maturity Rate + 2.612%)	3.400%	1/23/50	320,000	330,800	(a)(b)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.850%	9/30/47	1,860,000	2,105,464	(a)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.450%	3/30/51	1,100,000	1,180,719	(a)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.625%	9/30/59	540,000	596,464	(a)
Nuveen LLC, Senior Notes	4.000%	11/1/28	710,000	787,666	(a)

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2021 Annual Report	31

Schedule of investments (cont’d)

December 31, 2021

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Insurance — continued
Reliance Standard Life Global Funding II, Secured Notes	2.500%	10/30/24	1,400,000	$1,441,114	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	460,000	592,376	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.270%	5/15/47	800,000	969,372	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	3.300%	5/15/50	30,000	31,369	(a)
Total Insurance				21,390,386
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
AFC Gamma Inc., Senior Notes	5.750%	5/1/27	3,440,000	3,405,154	(a)
Thrifts & Mortgage Finance — 0.2%
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	2.875%	10/15/26	1,700,000	1,689,528	(a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	4.000%	10/15/33	1,180,000	1,196,980	(a)
Total Thrifts & Mortgage Finance				2,886,508
Total Financials				359,360,485
Health Care — 6.8%
Biotechnology — 2.0%
AbbVie Inc., Senior Notes	2.600%	11/21/24	6,460,000	6,707,038
AbbVie Inc., Senior Notes	3.800%	3/15/25	320,000	340,867
AbbVie Inc., Senior Notes	2.950%	11/21/26	6,270,000	6,611,346
AbbVie Inc., Senior Notes	3.200%	11/21/29	5,020,000	5,372,906
AbbVie Inc., Senior Notes	4.550%	3/15/35	120,000	144,506
AbbVie Inc., Senior Notes	4.050%	11/21/39	5,540,000	6,368,687
AbbVie Inc., Senior Notes	4.250%	11/21/49	2,140,000	2,579,382
Amgen Inc., Senior Notes	4.400%	5/1/45	350,000	418,653
Amgen Inc., Senior Notes	4.663%	6/15/51	339,000	434,871
Gilead Sciences Inc., Senior Notes	4.000%	9/1/36	300,000	345,646
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	170,000	234,498
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	90,000	109,966
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	250,000	317,512
Total Biotechnology				29,985,878
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories, Senior Notes	4.750%	11/30/36	710,000	907,543
Abbott Laboratories, Senior Notes	4.900%	11/30/46	600,000	822,273
Becton Dickinson and Co., Senior Notes	4.875%	5/15/44	91,000	109,433

See Notes to Financial Statements.

32	Western Asset Corporate Bond Fund 2021 Annual Report

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Equipment & Supplies — continued
Danaher Corp., Senior Notes	2.800%	12/10/51	1,120,000	$1,107,317
Roche Holdings Inc., Senior Notes	2.607%	12/13/51	2,190,000	2,154,825	(a)
Total Health Care Equipment & Supplies				5,101,391
Health Care Providers & Services — 3.3%
Aetna Inc., Senior Notes	2.750%	11/15/22	750,000	759,852
Anthem Inc., Senior Notes	4.101%	3/1/28	600,000	665,648
Anthem Inc., Senior Notes	4.375%	12/1/47	160,000	195,335
Bon Secours Mercy Health Inc., Secured Notes	3.464%	6/1/30	580,000	631,045
Centene Corp., Senior Notes	4.250%	12/15/27	530,000	553,442
Centene Corp., Senior Notes	4.625%	12/15/29	1,270,000	1,371,841
Centene Corp., Senior Notes	3.375%	2/15/30	3,070,000	3,131,569
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	980,000	999,874	(a)
Cigna Corp., Senior Notes	4.375%	10/15/28	2,050,000	2,331,407
Cigna Corp., Senior Notes	2.400%	3/15/30	3,840,000	3,878,158
Cigna Corp., Senior Notes	4.800%	8/15/38	1,510,000	1,860,644
Cigna Corp., Senior Notes	3.200%	3/15/40	4,410,000	4,578,156
CommonSpirit Health, Secured Notes	4.350%	11/1/42	100,000	115,004
CommonSpirit Health, Senior Secured Notes	2.782%	10/1/30	620,000	635,316
CommonSpirit Health, Senior Secured Notes	3.910%	10/1/50	620,000	691,682
CVS Health Corp., Senior Notes	2.625%	8/15/24	530,000	549,101
CVS Health Corp., Senior Notes	3.000%	8/15/26	220,000	232,550
CVS Health Corp., Senior Notes	4.300%	3/25/28	1,615,000	1,813,808
CVS Health Corp., Senior Notes	2.125%	9/15/31	1,660,000	1,627,417
CVS Health Corp., Senior Notes	4.780%	3/25/38	1,830,000	2,231,501
CVS Health Corp., Senior Notes	2.700%	8/21/40	4,910,000	4,739,634
CVS Health Corp., Senior Notes	5.125%	7/20/45	680,000	885,990
CVS Health Corp., Senior Notes	5.050%	3/25/48	3,230,000	4,230,467
DH Europe Finance II Sarl, Senior Notes	3.400%	11/15/49	30,000	32,238
HCA Inc., Senior Secured Notes	5.125%	6/15/39	500,000	616,808
Humana Inc., Senior Notes	3.850%	10/1/24	470,000	499,239
Humana Inc., Senior Notes	3.950%	3/15/27	430,000	470,293
Humana Inc., Senior Notes	4.950%	10/1/44	750,000	966,899
Kaiser Foundation Hospitals, Senior Notes	2.810%	6/1/41	660,000	664,816
Kaiser Foundation Hospitals, Senior Notes	4.150%	5/1/47	250,000	308,950
Kaiser Foundation Hospitals, Senior Notes	3.266%	11/1/49	180,000	193,101
Kaiser Foundation Hospitals, Senior Notes	3.002%	6/1/51	630,000	649,944
UnitedHealth Group Inc., Senior Notes	3.850%	6/15/28	1,160,000	1,293,917

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2021 Annual Report	33

Schedule of investments (cont’d)

December 31, 2021

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services — continued
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	800,000	$795,024
UnitedHealth Group Inc., Senior Notes	3.500%	8/15/39	640,000	710,965
UnitedHealth Group Inc., Senior Notes	2.750%	5/15/40	2,620,000	2,665,281
Total Health Care Providers & Services				48,576,916
Pharmaceuticals — 1.2%
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	3,060,000	3,353,845
Bristol-Myers Squibb Co., Senior Notes	2.350%	11/13/40	1,000,000	950,412
Bristol-Myers Squibb Co., Senior Notes	2.550%	11/13/50	70,000	66,409
Johnson & Johnson, Senior Notes	2.100%	9/1/40	1,470,000	1,394,096
Johnson & Johnson, Senior Notes	2.450%	9/1/60	1,030,000	975,982
Merck & Co. Inc., Senior Notes	1.900%	12/10/28	3,600,000	3,619,224
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	330,000	316,311
Merck & Co. Inc., Senior Notes	2.350%	6/24/40	810,000	773,196
Merck & Co. Inc., Senior Notes	2.450%	6/24/50	540,000	510,192
Merck & Co. Inc., Senior Notes	2.750%	12/10/51	1,690,000	1,675,468
Novartis Capital Corp., Senior Notes	2.000%	2/14/27	360,000	365,990
Pfizer Inc., Senior Notes	2.550%	5/28/40	400,000	399,934
Pfizer Inc., Senior Notes	4.400%	5/15/44	210,000	261,635
Pfizer Inc., Senior Notes	2.700%	5/28/50	400,000	403,540
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	346,000	346,991
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	1,000,000	1,049,080
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	990,000	1,060,448
Total Pharmaceuticals				17,522,753
Total Health Care				101,186,938
Industrials — 7.5%
Aerospace & Defense — 3.3%
Avolon Holdings Funding Ltd., Senior Notes	3.625%	5/1/22	411,000	413,681	(a)
Avolon Holdings Funding Ltd., Senior Notes	5.125%	10/1/23	1,015,000	1,069,572	(a)
Avolon Holdings Funding Ltd., Senior Notes	3.950%	7/1/24	810,000	849,228	(a)
Avolon Holdings Funding Ltd., Senior Notes	2.875%	2/15/25	100,000	102,227	(a)
Avolon Holdings Funding Ltd., Senior Notes	4.250%	4/15/26	1,740,000	1,845,696	(a)
Boeing Co., Senior Notes	2.196%	2/4/26	7,690,000	7,694,428
Boeing Co., Senior Notes	3.100%	5/1/26	7,570,000	7,895,782
Boeing Co., Senior Notes	3.250%	2/1/28	2,320,000	2,419,409
Boeing Co., Senior Notes	5.150%	5/1/30	2,550,000	2,973,438
Boeing Co., Senior Notes	3.300%	3/1/35	1,540,000	1,551,447

See Notes to Financial Statements.

34	Western Asset Corporate Bond Fund 2021 Annual Report

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Aerospace & Defense — continued
Boeing Co., Senior Notes	3.750%	2/1/50	2,990,000	$3,115,897
Boeing Co., Senior Notes	3.950%	8/1/59	2,740,000	2,854,865
General Dynamics Corp., Senior Notes	3.500%	4/1/27	350,000	381,286
General Dynamics Corp., Senior Notes	3.625%	4/1/30	700,000	778,334
General Dynamics Corp., Senior Notes	4.250%	4/1/40	1,690,000	2,067,586
L3Harris Technologies Inc., Senior Notes	7.000%	1/15/26	990,000	1,178,158
L3Harris Technologies Inc., Senior Notes	4.400%	6/15/28	540,000	606,624
L3Harris Technologies Inc., Senior Notes	2.900%	12/15/29	3,026,000	3,126,619
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	130,000	159,060
Lockheed Martin Corp., Senior Notes	1.850%	6/15/30	1,000,000	983,640
Northrop Grumman Corp., Senior Notes	5.150%	5/1/40	1,090,000	1,417,128
Northrop Grumman Corp., Senior Notes	4.030%	10/15/47	1,610,000	1,903,391
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	2,210,000	3,103,512
Raytheon Technologies Corp., Senior Notes	4.625%	11/16/48	400,000	513,710
United Technologies Corp., Senior Notes	4.050%	5/4/47	20,000	23,192
Total Aerospace & Defense				49,027,910
Airlines — 1.7%
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	1,090,000	1,135,159	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	960,000	1,027,925	(a)
Continental Airlines Pass-Through Trust	5.983%	4/19/22	187,757	189,935
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	540,000	636,312
Delta Air Lines Inc., Senior Notes	3.750%	10/28/29	460,000	471,913
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	2,280,000	2,608,988	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	1,790,000	1,882,421	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	3,080,000	3,365,768	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	3,310,000	3,538,407	(a)
Southwest Airlines Co., Senior Notes	4.750%	5/4/23	3,030,000	3,174,162
Southwest Airlines Co., Senior Notes	5.250%	5/4/25	2,280,000	2,534,318
United Airlines Holdings Inc., Senior Notes	4.250%	10/1/22	2,080,000	2,113,779
United Airlines Pass-Through Trust	4.625%	9/3/22	231,232	235,376
United Airlines Pass-Through Trust	4.875%	1/15/26	2,074,380	2,162,653
Total Airlines				25,077,116

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2021 Annual Report	35

Schedule of investments (cont’d)

December 31, 2021

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Building Products — 0.1%
Carrier Global Corp., Senior Notes	3.577%	4/5/50	210,000	$223,891
Lennox International Inc., Senior Notes	1.700%	8/1/27	770,000	757,239
Total Building Products				981,130
Commercial Services & Supplies — 0.4%
California Institute of Technology, Senior Notes	3.650%	9/1/2119	590,000	689,501
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	240,000	262,741
Republic Services Inc., Senior Notes	2.500%	8/15/24	190,000	195,641
Republic Services Inc., Senior Notes	3.375%	11/15/27	3,020,000	3,238,862
Waste Management Inc., Senior Notes	3.150%	11/15/27	1,380,000	1,474,742
Total Commercial Services & Supplies				5,861,487
Construction & Engineering — 0.1%
LBJ Infrastructure Group LLC, Senior Notes	3.797%	12/31/57	910,000	906,435	(a)
Electrical Equipment — 0.1%
Eaton Corp., Senior Notes	7.650%	11/15/29	1,500,000	2,057,831
Industrial Conglomerates — 0.0%††
General Electric Co., Senior Notes	6.750%	3/15/32	36,000	49,156
Machinery — 0.1%
Otis Worldwide Corp., Senior Notes	2.565%	2/15/30	420,000	426,445
Park-Ohio Industries Inc., Senior Notes	6.625%	4/15/27	780,000	757,770
Total Machinery				1,184,215
Professional Services — 0.3%
Equifax Inc., Senior Notes	2.350%	9/15/31	5,180,000	5,115,621
Road & Rail — 0.5%
Burlington Northern Santa Fe LLC, Senior Notes	4.400%	3/15/42	650,000	793,689
Canadian Pacific Railway Co., Senior Notes	2.450%	12/2/31	2,260,000	2,306,791
Canadian Pacific Railway Co., Senior Notes	3.000%	12/2/41	630,000	645,447
Canadian Pacific Railway Co., Senior Notes	3.100%	12/2/51	1,140,000	1,174,548
Norfolk Southern Railway Co., Senior Notes	7.875%	5/15/43	348,000	562,322
Union Pacific Corp., Senior Notes	2.973%	9/16/62	1,330,000	1,318,760
Union Pacific Corp., Senior Notes	3.750%	2/5/70	500,000	568,524
Union Pacific Corp., Senior Notes	3.799%	4/6/71	250,000	290,366
Total Road & Rail				7,660,447
Trading Companies & Distributors — 0.8%
Air Lease Corp., Senior Notes	3.500%	1/15/22	1,700,000	1,701,509
Air Lease Corp., Senior Notes	0.700%	2/15/24	2,150,000	2,116,956
Air Lease Corp., Senior Notes	3.375%	7/1/25	2,140,000	2,234,778
Air Lease Corp., Senior Notes	1.875%	8/15/26	2,370,000	2,333,208

See Notes to Financial Statements.

36	Western Asset Corporate Bond Fund 2021 Annual Report

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Trading Companies & Distributors — continued
Aviation Capital Group LLC, Senior Notes	5.500%	12/15/24	1,170,000	$1,280,965	(a)
BOC Aviation USA Corp., Senior Notes	1.625%	4/29/24	1,700,000	1,698,309	(a)
Total Trading Companies & Distributors				11,365,725
Transportation Infrastructure — 0.1%
SMBC Aviation Capital Finance DAC, Senior Notes	4.125%	7/15/23	1,290,000	1,344,566	(a)
Total Industrials				110,631,639
Information Technology — 5.9%
Electronic Equipment, Instruments & Components — 0.6%
TD SYNNEX Corp., Senior Notes	1.250%	8/9/24	4,250,000	4,204,339	(a)
Vontier Corp., Senior Notes	1.800%	4/1/26	1,210,000	1,193,078	(a)
Vontier Corp., Senior Notes	2.400%	4/1/28	2,970,000	2,874,723	(a)
Total Electronic Equipment, Instruments & Components				8,272,140
IT Services — 0.9%
Kyndryl Holdings Inc., Senior Notes	2.050%	10/15/26	980,000	954,763	(a)
Kyndryl Holdings Inc., Senior Notes	3.150%	10/15/31	2,680,000	2,602,426	(a)
Kyndryl Holdings Inc., Senior Notes	4.100%	10/15/41	1,930,000	1,871,722	(a)
Mastercard Inc., Senior Notes	3.300%	3/26/27	910,000	984,008
Mastercard Inc., Senior Notes	3.350%	3/26/30	610,000	671,714
Mastercard Inc., Senior Notes	3.850%	3/26/50	1,330,000	1,602,564
PayPal Holdings Inc., Senior Notes	2.400%	10/1/24	1,020,000	1,056,305
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	780,000	793,055
PayPal Holdings Inc., Senior Notes	3.250%	6/1/50	370,000	397,396
S&P Global Inc., Senior Notes	2.500%	12/1/29	100,000	103,380
S&P Global Inc., Senior Notes	1.250%	8/15/30	460,000	429,703
S&P Global Inc., Senior Notes	3.250%	12/1/49	210,000	228,253
S&P Global Inc., Senior Notes	2.300%	8/15/60	410,000	355,751
Visa Inc., Senior Notes	2.050%	4/15/30	350,000	354,895
Visa Inc., Senior Notes	2.700%	4/15/40	500,000	511,981
Total IT Services				12,917,916
Semiconductors & Semiconductor Equipment — 3.1%
Broadcom Inc., Senior Notes	4.150%	11/15/30	3,778,000	4,193,384
Broadcom Inc., Senior Notes	4.300%	11/15/32	2,070,000	2,329,294
Broadcom Inc., Senior Notes	3.187%	11/15/36	4,762,000	4,760,897	(a)
Intel Corp., Senior Notes	2.800%	8/12/41	1,020,000	1,019,521
Intel Corp., Senior Notes	4.950%	3/25/60	70,000	98,429
Intel Corp., Senior Notes	3.200%	8/12/61	1,430,000	1,468,788
Lam Research corp., Senior Notes	1.900%	6/15/30	970,000	954,984
Lam Research Corp., Senior Notes	2.875%	6/15/50	410,000	409,689

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2021 Annual Report	37

Schedule of investments (cont’d)

December 31, 2021

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Semiconductors & Semiconductor Equipment — continued
Microchip Technology Inc., Senior Secured Notes	0.972%	2/15/24	4,050,000	$4,016,440
Microchip Technology Inc., Senior Secured Notes	0.983%	9/1/24	1,720,000	1,689,406	(a)
Micron Technology Inc., Senior Notes	2.703%	4/15/32	1,310,000	1,313,747
Micron Technology Inc., Senior Notes	3.366%	11/1/41	330,000	339,341
NVIDIA Corp., Senior Notes	3.500%	4/1/40	360,000	405,373
NVIDIA Corp., Senior Notes	3.500%	4/1/50	20,000	22,854
NVIDIA Corp., Senior Notes	3.700%	4/1/60	150,000	179,844
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	3.400%	5/1/30	580,000	618,797	(a)
Qorvo Inc., Senior Notes	1.750%	12/15/24	2,380,000	2,384,041	(a)
Renesas Electronics Corp., Senior Notes	1.543%	11/26/24	1,420,000	1,411,549	(a)
Renesas Electronics Corp., Senior Notes	2.170%	11/25/26	4,760,000	4,746,847	(a)
Skyworks Solutions Inc., Senior Notes	1.800%	6/1/26	1,240,000	1,228,717
Texas Instruments Inc., Senior Notes	2.900%	11/3/27	870,000	930,257
Texas Instruments Inc., Senior Notes	2.250%	9/4/29	1,920,000	1,963,147
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	1,480,000	1,752,444
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	2,130,000	2,132,094
TSMC Arizona Corp., Senior Notes	2.500%	10/25/31	1,860,000	1,885,714
TSMC Arizona Corp., Senior Notes	3.125%	10/25/41	2,060,000	2,150,028
TSMC Arizona Corp., Senior Notes	3.250%	10/25/51	850,000	897,565
Total Semiconductors & Semiconductor Equipment				45,303,191
Software — 1.1%
Adobe Inc., Senior Notes	2.150%	2/1/27	4,750,000	4,889,204
Fortinet Inc., Senior Notes	2.200%	3/15/31	2,040,000	1,998,646
Microsoft Corp., Senior Notes	3.300%	2/6/27	130,000	141,760
Microsoft Corp., Senior Notes	3.450%	8/8/36	867,000	999,671
Microsoft Corp., Senior Notes	2.525%	6/1/50	1,042,000	1,019,076
Microsoft Corp., Senior Notes	2.921%	3/17/52	1,321,000	1,406,161
Oracle Corp., Senior Notes	4.000%	7/15/46	3,090,000	3,215,163
salesforce.com Inc., Senior Notes	1.500%	7/15/28	490,000	484,403
salesforce.com Inc., Senior Notes	1.950%	7/15/31	380,000	376,768
salesforce.com Inc., Senior Notes	2.900%	7/15/51	1,880,000	1,918,128
salesforce.com Inc., Senior Notes	3.050%	7/15/61	610,000	629,231
Total Software				17,078,211
Technology Hardware, Storage & Peripherals — 0.2%
Apple Inc., Senior Notes	2.650%	5/11/50	2,410,000	2,374,670

See Notes to Financial Statements.

38	Western Asset Corporate Bond Fund 2021 Annual Report

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Technology Hardware, Storage & Peripherals — continued
Dell International LLC/EMC Corp., Senior Notes	8.100%	7/15/36	567,000	$864,079
Dell International LLC/EMC Corp., Senior Notes	8.350%	7/15/46	67,000	111,627
Total Technology Hardware, Storage & Peripherals				3,350,376
Total Information Technology				86,921,834
Materials — 2.9%
Chemicals — 0.3%
OCP SA, Senior Notes	3.750%	6/23/31	1,200,000	1,169,568	(a)
OCP SA, Senior Notes	5.125%	6/23/51	640,000	606,250	(a)
Sociedad Quimica y Minera de Chile SA, Senior Notes	3.500%	9/10/51	3,340,000	3,240,451	(a)
Total Chemicals				5,016,269
Containers & Packaging — 0.2%
Ball Corp., Senior Notes	3.125%	9/15/31	1,600,000	1,582,344
Klabin Austria GmbH, Senior Notes	3.200%	1/12/31	1,090,000	1,011,231	(a)
Total Containers & Packaging				2,593,575
Metals & Mining — 1.9%
Anglo American Capital PLC, Senior Notes	4.500%	3/15/28	2,300,000	2,537,000	(a)
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	380,000	517,707
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	560,000	764,073
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	380,000	384,855	(a)
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	430,000	442,889	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	3,720,000	4,007,723	(a)
Fresnillo PLC, Senior Notes	4.250%	10/2/50	2,420,000	2,539,064	(a)
Glencore Finance Canada Ltd., Senior Notes	4.250%	10/25/22	1,600,000	1,644,184	(a)
Glencore Funding LLC, Senior Notes	3.000%	10/27/22	1,100,000	1,117,468	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	440,000	462,892	(a)
Glencore Funding LLC, Senior Notes	4.625%	4/29/24	1,330,000	1,421,201	(a)
Glencore Funding LLC, Senior Notes	1.625%	9/1/25	1,100,000	1,089,704	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	2,100,000	2,261,979	(a)
Glencore Funding LLC, Senior Notes	2.625%	9/23/31	1,390,000	1,352,221	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	450,000	567,178
Teck Resources Ltd., Senior Notes	3.900%	7/15/30	1,940,000	2,086,577
Teck Resources Ltd., Senior Notes	6.250%	7/15/41	1,250,000	1,661,167
Teck Resources Ltd., Senior Notes	5.400%	2/1/43	410,000	501,025

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2021 Annual Report	39

Schedule of investments (cont’d)

December 31, 2021

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Metals & Mining — continued
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	2,300,000		$2,487,256
Yamana Gold Inc., Senior Notes	2.630%	8/15/31	320,000		307,481	(a)
Total Metals & Mining					28,153,644
Paper & Forest Products — 0.5%
Suzano Austria GmbH, Senior Notes	2.500%	9/15/28	4,620,000		4,464,075
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	1,800,000		1,744,632
Suzano Austria GmbH, Senior Notes	7.000%	3/16/47	310,000		393,165	(a)
Total Paper & Forest Products					6,601,872
Total Materials					42,365,360
Real Estate — 1.2%
Equity Real Estate Investment Trusts (REITs) — 1.2%
Alexandria Real Estate Equities Inc., Senior Notes	2.000%	5/18/32	2,070,000		1,979,296
Alexandria Real Estate Equities Inc., Senior Notes	3.000%	5/18/51	210,000		207,940
Diversified Healthcare Trust, Senior Notes	4.750%	5/1/24	850,000		871,250
Kimco Realty Corp., Senior Notes	2.250%	12/1/31	2,790,000		2,721,659
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	780,000		817,034
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	3.692%	6/5/28	2,100,000	GBP	2,974,450
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	740,000		781,980
Prologis LP, Senior Notes	1.250%	10/15/30	1,540,000		1,433,897
Service Properties Trust, Senior Notes	4.500%	6/15/23	990,000		990,851
Service Properties Trust, Senior Notes	4.350%	10/1/24	1,920,000		1,883,693
Service Properties Trust, Senior Notes	4.750%	10/1/26	430,000		418,644
Simon Property Group LP, Senior Notes	3.500%	9/1/25	1,380,000		1,471,901
WEA Finance LLC, Senior Notes	4.125%	9/20/28	110,000		119,320	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	1,220,000		1,316,779	(a)
Total Real Estate					17,988,694
Utilities — 3.3%
Electric Utilities — 3.1%
Abu Dhabi National Energy Co. PJSC, Senior Notes	4.375%	4/23/25	750,000		816,562	(a)
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	2,210,000		2,232,998	(a)
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	1,240,000		1,560,173

See Notes to Financial Statements.

40	Western Asset Corporate Bond Fund 2021 Annual Report

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Electric Utilities — continued
Comision Federal de Electricidad, Senior Notes	4.875%	1/15/24	390,000	$414,976	(a)
Comision Federal de Electricidad, Senior Notes	3.348%	2/9/31	1,280,000	1,257,306	(a)
Comision Federal de Electricidad, Senior Notes	4.677%	2/9/51	530,000	499,652	(a)
Commonwealth Edison Co., First Mortgage Bonds	6.450%	1/15/38	840,000	1,215,552
Consumers Energy Co.	2.500%	5/1/60	750,000	663,471
Duke Energy Carolinas LLC, Senior Notes	6.100%	6/1/37	1,260,000	1,713,621
Duke Energy Indiana LLC, Senior Notes	3.250%	10/1/49	1,390,000	1,443,586
Duke Energy Ohio Inc., First Mortgage	2.125%	6/1/30	1,390,000	1,369,609
Edison International, Junior Subordinated Notes (5.000% to 3/15/27 then 5 year Treasury Constant Maturity Rate + 3.901%)	5.000%	12/15/26	960,000	983,328	(b)(d)
Edison International, Junior Subordinated Notes (5.375% to 3/15/26 then 5 year Treasury Constant Maturity Rate + 4.698%)	5.375%	3/15/26	2,240,000	2,349,424	(b)(d)
Edison International, Senior Notes	4.950%	4/15/25	1,120,000	1,219,132
EDP Finance BV, Senior Notes	1.710%	1/24/28	490,000	477,067	(a)
FirstEnergy Corp., Senior Notes	4.400%	7/15/27	1,340,000	1,444,317
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	3,010,000	4,069,219
FirstEnergy Corp., Senior Notes	5.350%	7/15/47	360,000	428,979
Florida Power & Light Co.	3.150%	10/1/49	280,000	298,076
Jersey Central Power & Light Co., Senior Notes	4.300%	1/15/26	370,000	401,604	(a)
MidAmerican Energy Co.	3.150%	4/15/50	700,000	734,694
MidAmerican Energy Co., First Mortgage Bonds	3.650%	4/15/29	310,000	341,920
NRG Energy Inc., Senior Secured Notes	2.450%	12/2/27	3,760,000	3,728,849	(a)
Ohio Edison Co., Senior Notes	6.875%	7/15/36	1,160,000	1,654,789
Oncor Electric Delivery Co. LLC, Senior Secured Notes	3.100%	9/15/49	590,000	617,341
Pacific Gas and Electric Co., First Mortgage Bonds	1.750%	6/16/22	2,710,000	2,710,020
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	780,000	753,660
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	8/1/40	70,000	65,029

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2021 Annual Report	41

Schedule of investments (cont’d)

December 31, 2021

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Electric Utilities — continued
Pacific Gas and Electric Co., First Mortgage Bonds	4.950%	7/1/50	840,000	$916,991
Pacific Gas and Electric Co., Secured Bonds	4.250%	8/1/23	1,010,000	1,045,966
Pacific Gas and Electric Co., Secured Bonds	2.500%	2/1/31	1,510,000	1,440,133
Pacific Gas and Electric Co., Secured Bonds	3.500%	8/1/50	180,000	167,194
Pennsylvania Electric Co., Senior Notes	4.150%	4/15/25	510,000	543,342	(a)
Southern California Edison Co.	2.250%	6/1/30	2,010,000	1,985,765
Southern California Edison Co.	2.500%	6/1/31	960,000	964,678
Southern California Edison Co.	3.650%	2/1/50	1,230,000	1,304,816
Southern California Edison Co., First Mortgage Bonds	4.000%	4/1/47	50,000	55,252
Southern California Edison Co., First Mortgage Bonds	4.125%	3/1/48	800,000	899,511
TransAlta Corp., Senior Notes	6.500%	3/15/40	470,000	545,679
Total Electric Utilities				45,334,281
Multi-Utilities — 0.2%
San Diego Gas & Electric Co., Senior Secured Bonds	3.750%	6/1/47	700,000	779,152
San Diego Gas & Electric Co., Senior Secured Notes	1.700%	10/1/30	2,210,000	2,117,240
Total Multi-Utilities				2,896,392
Total Utilities				48,230,673
Total Corporate Bonds & Notes (Cost — $1,214,102,772)				1,255,919,674
Sovereign Bonds — 2.4%
Argentina — 0.3%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	313,244	114,337
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23 then 0.750%)	0.500%	7/9/30	2,415,797	851,593
Argentine Republic Government International Bond, Senior Notes, Step bond (1.125% to 7/9/22 then 1.500%)	1.125%	7/9/35	3,894,802	1,251,244
Provincia de Buenos Aires, Senior Notes, Step bond (3.900% to 9/1/22 then 5.250%)	3.900%	9/1/37	4,672,195	2,003,204	(a)
Provincia de Cordoba, Senior Notes, Step bond (5.000% to 6/10/22 then 6.875%)	5.000%	12/10/25	804,134	608,134	(a)
Total Argentina				4,828,512

See Notes to Financial Statements.

42	Western Asset Corporate Bond Fund 2021 Annual Report

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Bermuda — 0.2%
Bermuda Government International Bond, Senior Notes	2.375%	8/20/30	2,670,000		$2,676,675	(a)
Chile — 0.2%
Chile Government International Bond, Senior Notes	2.550%	7/27/33	1,600,000		1,559,600
Chile Government International Bond, Senior Notes	3.100%	5/7/41	1,000,000		980,500
Total Chile					2,540,100
Colombia — 0.0%††
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	620,000		602,094
Ghana — 0.0%††
Ghana Government International Bond, Senior Notes	8.950%	3/26/51	570,000		458,150	(a)
Indonesia — 0.0%††
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	200,000		216,196
Israel — 0.1%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	800,000		852,136
Mexico — 0.7%
Mexican Bonos, Senior Notes	8.500%	11/18/38	101,170,000	MXN	5,206,338
Mexico Government International Bond, Senior Notes	4.280%	8/14/41	4,280,000		4,445,850
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	1,200,000		1,249,812
Total Mexico					10,902,000
Panama — 0.1%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	2,210,000		2,101,157
Paraguay — 0.1%
Paraguay Government International Bond, Senior Notes	5.400%	3/30/50	1,050,000		1,203,562	(a)
Peru — 0.1%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	780,000		778,058

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2021 Annual Report	43

Schedule of investments (cont’d)

December 31, 2021

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Qatar — 0.2%
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	1,020,000		$1,340,250	(a)
Qatar Government International Bond, Senior Notes	4.400%	4/16/50	1,480,000		1,841,765	(a)
Total Qatar					3,182,015
Russia — 0.1%
Russian Federal Bond — OFZ	6.900%	5/23/29	101,293,000	RUB	1,248,404
Supranational — 0.1%
African Export-Import Bank, Senior Notes	2.634%	5/17/26	1,010,000		1,016,515	(a)
United Arab Emirates — 0.2%
Abu Dhabi Government International Bond, Senior Notes	1.700%	3/2/31	890,000		866,971	(a)
Abu Dhabi Government International Bond, Senior Notes	4.125%	10/11/47	910,000		1,092,198	(a)
Abu Dhabi Government International Bond, Senior Notes	3.125%	9/30/49	1,090,000		1,115,548	(a)
Total United Arab Emirates					3,074,717
Total Sovereign Bonds (Cost — $37,282,171)					35,680,291
Senior Loans — 1.4%
Consumer Discretionary — 0.3%
Hotels, Restaurants & Leisure — 0.2%
Carnival Corp., New Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 3.000%)	3.750%	6/30/25	1,121,461		1,114,452	(b)(h)(i)
Four Seasons Hotels Ltd., Restated Term Loan (1 mo. USD LIBOR + 2.000%)	2.104%	11/30/23	2,141,818		2,136,464	(b)(h)(i)
Total Hotels, Restaurants & Leisure					3,250,916
Specialty Retail — 0.1%
Great Outdoors Group LLC, Term Loan B2 (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	3/6/28	1,544,429		1,548,128	(b)(h)(i)
Total Consumer Discretionary					4,799,044
Energy — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
Southwestern Energy Co.	—	6/22/27	1,190,000		1,193,725	(j)
Financials — 0.3%
Capital Markets — 0.1%
Allspring Buyer LLC, Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 3.250%)	3.750%	11/1/28	1,797,000		1,803,739	(b)(h)(i)

See Notes to Financial Statements.

44	Western Asset Corporate Bond Fund 2021 Annual Report

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Insurance — 0.2%
Asurion LLC, Replacement Term Loan B6 (1 mo. USD LIBOR + 3.125%)	3.229%	11/3/23	1,850,195	$1,847,881	(b)(h)(i)
Total Financials				3,651,620
Health Care — 0.3%
Life Sciences Tools & Services — 0.2%
ICON Luxembourg Sarl, Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 2.250%)	2.750%	7/3/28	2,373,902	2,377,688	(b)(h)(i)
PRA Health Sciences Inc., Term Loan	—	7/3/28	591,459	592,402	(j)
Total Life Sciences Tools & Services				2,970,090
Pharmaceuticals — 0.1%
Horizon Therapeutics USA Inc., Incremental Term Loan B2 (the greater of 1 mo. USD LIBOR or 0.500% + 1.750%)	2.250%	3/15/28	1,508,600	1,505,500	(b)(h)(i)
Total Health Care				4,475,590
Industrials — 0.3%
Airlines — 0.1%
Delta Air Lines Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	10/20/27	1,200,000	1,272,000	(b)(h)(i)
United Airlines Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	4/21/28	972,650	978,340	(b)(h)(i)
Total Airlines				2,250,340
Commercial Services & Supplies — 0.1%
Corecivic Inc., Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 4.500%)	5.500%	12/18/24	1,019,098	1,015,276	(b)(h)(i)
Road & Rail — 0.1%
XPO Logistics Inc., Refinancing Term Loan	—	2/24/25	1,520,000	1,515,349	(j)
Total Industrials				4,780,965
Materials — 0.1%
Paper & Forest Products — 0.1%
Asplundh Tree Expert LLC, 2021 Refinancing Term Loan (1 mo. USD LIBOR + 1.750%)	1.854%	9/7/27	1,323,250	1,319,578	(b)(h)(i)
Schweitzer-Mauduit International Inc., Term Loan B (the greater of 1 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	2/9/28	427,850	427,315	(b)(h)(i)
Total Materials				1,746,893
Total Senior Loans (Cost — $20,452,952)				20,647,837

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2021 Annual Report	45

Schedule of investments (cont’d)

December 31, 2021

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Convertible Bonds & Notes — 1.2%
Financials — 0.9%
Mortgage Real Estate Investment Trusts (REITs) — 0.9%
Apollo Commercial Real Estate Finance Inc., Senior Notes	4.750%	8/23/22	5,090,000	$5,134,537
Blackstone Mortgage Trust Inc., Senior Notes	4.375%	5/5/22	7,010,000	7,080,100
Blackstone Mortgage Trust Inc., Senior Notes	4.750%	3/15/23	190,000	195,814
Total Financials				12,410,451
Health Care — 0.3%
Pharmaceuticals — 0.3%
Dermira Inc., Senior Notes	3.000%	5/15/22	4,508,000	4,556,461
Total Convertible Bonds & Notes (Cost — $16,708,280)				16,966,912
U.S. Government & Agency Obligations — 1.1%
U.S. Government Obligations — 1.1%
U.S. Treasury Bonds	2.000%	11/15/41	1,000,000	1,011,719
U.S. Treasury Bonds	1.625%	11/15/50	270,000	251,638
U.S. Treasury Bonds	1.875%	2/15/51	2,290,000	2,266,563
U.S. Treasury Bonds	2.375%	5/15/51	7,400,000	8,175,844
U.S. Treasury Bonds	2.000%	8/15/51	30,000	30,591
U.S. Treasury Notes	0.125%	5/31/23	380,000	377,699
U.S. Treasury Notes	0.375%	9/15/24	630,000	621,165
U.S. Treasury Notes	0.750%	5/31/26	1,310,000	1,283,186
U.S. Treasury Notes	0.750%	8/31/26	1,790,000	1,750,075
U.S. Treasury Notes	1.250%	4/30/28	800,000	792,906
U.S. Treasury Notes	1.250%	6/30/28	150,000	148,500
U.S. Treasury Notes	1.125%	8/31/28	180,000	176,555
U.S. Treasury Notes	1.625%	5/15/31	5,000	5,065
U.S. Treasury Notes	1.375%	11/15/31	5,000	4,938
Total U.S. Government & Agency Obligations (Cost — $16,543,674)				16,896,444
Municipal Bonds — 0.4%
Alabama — 0.0%††
Alabama State Economic Settlement Authority, BP Settlement Revenue, Series B	3.163%	9/15/25	455,000	476,128
California — 0.2%
California State, GO, Build America Bonds	7.300%	10/1/39	600,000	942,274
Regents of the University of California Medical Center Pooled Revenue, Series N	3.006%	5/15/50	1,590,000	1,639,040
Total California				2,581,314

See Notes to Financial Statements.

46	Western Asset Corporate Bond Fund 2021 Annual Report

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Florida — 0.0%††
Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	290,000	$332,930
New York — 0.1%
Port Authority of New York & New Jersey Revenue, Taxable Consolidated	4.960%	8/1/46	770,000	1,048,830
Ohio — 0.1%
American Municipal Power-Ohio Inc., Revenue, OH, Build America Bonds	7.499%	2/15/50	480,000	789,873
Total Municipal Bonds (Cost — $4,345,397)				5,229,075
Asset-Backed Securities — 0.3%
Ballyrock CLO Ltd., 2019-2A A1BR (3 mo. USD LIBOR + 1.200%)	1.360%	11/20/30	1,790,000	1,791,196	(a)(b)
Navient Private Education Refi Loan Trust, 2020-DA A	1.690%	5/15/69	392,586	393,032	(a)
SoFi Professional Loan Program Trust, 2020-A A2FX	2.540%	5/15/46	1,634,177	1,664,293	(a)
Total Asset-Backed Securities (Cost — $3,885,154)				3,848,521

			Shares
Convertible Preferred Stocks — 0.2%
Energy — 0.2%
Oil, Gas & Consumable Fuels — 0.2%
Targa Resources Corp., Non Voting Shares (Cost — $2,688,000)	9.500%		2,560	2,769,219

		Maturity Date	Face Amount†
Collateralized Mortgage Obligations (k) — 0.0%††
Alternative Loan Trust, 2005-IM1 A1 (1 mo. USD LIBOR + 0.600%) (Cost — $661,391)	0.702%	1/25/36	724,348	701,861	(b)

			Shares
Preferred Stocks — 0.0%††
Financials — 0.0%††
Insurance — 0.0%††
Delphi Financial Group Inc. (3 mo. USD LIBOR + 3.190%) (Cost — $391,718)	3.346%		15,675	378,159	(b)
Total Investments before Short-Term Investments (Cost — $1,317,061,509)				1,359,037,993

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2021 Annual Report	47

Schedule of investments (cont’d)

December 31, 2021

Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Shares	Value
Short-Term Investments — 6.9%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $101,823,194)	0.010%	101,823,194	$101,823,194	(l)
Total Investments — 99.0% (Cost — $1,418,884,703)			1,460,861,187
Other Assets in Excess of Liabilities — 1.0%			14,115,478
Total Net Assets — 100.0%			$1,474,976,665

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(f)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(g)	Security is valued using significant unobservable inputs (Note 1).

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(j)	All or a portion of this loan is unfunded as of December 31, 2021. The interest rate for fully unfunded term loans is to be determined.

(k)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(l)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2021, the total market value of investments in Affiliated Companies was $101,823,194 and the cost was $101,823,194 (Note 8).

See Notes to Financial Statements.

48	Western Asset Corporate Bond Fund 2021 Annual Report

Western Asset Corporate Bond Fund

Abbreviation(s) used in this schedule:

CLO	— Collateralized Loan Obligation

GBP	— British Pound

GO	— General Obligation

GTD	— Guaranteed

ICE	— Intercontinental Exchange

JSC	— Joint Stock Company

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)

PIK	— Payment-In-Kind

PJSC	— Private Joint Stock Company

RUB	— Russian Ruble

SOFR	— Secured Overnight Financing Rate

USD	— United States Dollar

At December 31, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	241	3/22	$52,618,186	$52,579,422	$(38,764)
U.S. Treasury 5-Year Notes	2,627	3/22	317,509,251	317,805,423	296,172
					257,408
Contracts to Sell:
U.S. Treasury 10-Year Notes	261	3/22	34,093,075	34,052,343	40,732
U.S. Treasury Long-Term Bonds	528	3/22	84,620,222	84,711,000	(90,778)
U.S. Treasury Ultra Long- Term Bonds	39	3/22	7,835,970	7,687,875	148,095
United Kingdom Long Gilt Bonds	33	3/22	5,549,832	5,578,927	(29,095)
					68,954
Net unrealized appreciation on open futures contracts					$326,362

At December 31, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	8,594,704	USD	9,951,331	BNP Paribas SA	1/18/22	$(162,754)
MXN	67,770,000	USD	3,258,439	Citibank N.A.	1/18/22	41,458

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2021 Annual Report	49

Schedule of investments (cont’d)

December 31, 2021

Western Asset Corporate Bond Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
RUB	43,344,162	USD	586,251	Goldman Sachs Group Inc.	1/18/22	$(11,385)
RUB	85,180,000	USD	1,149,024	Goldman Sachs Group Inc.	1/18/22	(19,296)
USD	274,697	GBP	200,000	Goldman Sachs Group Inc.	1/18/22	3,998
USD	2,997,026	GBP	2,196,199	Goldman Sachs Group Inc.	1/18/22	24,484
BRL	9,041,115	USD	1,630,058	Morgan Stanley & Co. Inc.	1/18/22	(13,544)
USD	3,027,409	GBP	2,200,000	Morgan Stanley & Co. Inc.	1/18/22	49,723
Total						$(87,316)

Abbreviation(s) used in this table:

BRL	— Brazilian Real

EUR	— Euro

GBP	— British Pound

MXN	— Mexican Peso

RUB	— Russian Ruble

USD	— United States Dollar

At December 31, 2021, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Swap Counterparty ( Reference Entity)	Notional Amount[2]		Termination Date	Implied Credit Spread at December 31, 2021[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Morgan Stanley & Co. Inc. (Volkswagen International Finance NV, 0.875%, due 1/16/23)	4,500,000	EUR	12/20/24	0.369%	1.000% quarterly	$97,321	$32,159	$65,162

See Notes to Financial Statements.

50	Western Asset Corporate Bond Fund 2021 Annual Report

Western Asset Corporate Bond Fund

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[4]
Swap Counterparty (Reference Entity)	Notional Amount[2]		Termination Date	Implied Credit Spread at December 31, 2021[3]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Morgan Stanley & Co. Inc. (Daimler AG, 1.400%, due 1/12/24)	4,500,000	EUR	12/20/24	0.226%	1.000% quarterly	$(119,773)	$(61,355)	$(58,418)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[5]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.37 Index	$47,290,000	12/20/26	1.000% quarterly	$1,148,816	$974,487	$174,329

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2021 Annual Report	51

Schedule of investments (cont’d)

December 31, 2021

Western Asset Corporate Bond Fund

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[5]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

† Percentage shown is an annual percentage rate.

Abbreviation(s) used in this table:

EUR	— Euro

See Notes to Financial Statements.

52	Western Asset Corporate Bond Fund 2021 Annual Report

Statement of assets and liabilities

December 31, 2021

Assets:
Investments in unaffiliated securities, at value (Cost — $1,317,061,509)	$1,359,037,993
Investments in affiliated securities, at value (Cost — $101,823,194)	101,823,194
Foreign currency, at value (Cost — $946,280)	956,113
Cash	2,015,314
Interest receivable	11,821,288
Deposits with brokers for open futures contracts	1,212,989
Deposits with brokers for centrally cleared swap contracts	1,113,000
Receivable for Fund shares sold	1,075,941
Foreign currency collateral for open futures contracts, at value (Cost — $248,647)	252,359
Unrealized appreciation on forward foreign currency contracts	119,663
OTC swaps, at value (premiums paid — $32,159)	97,321
Deposits with brokers for OTC derivatives	60,000
Receivable from broker — net variation margin on centrally cleared swap contracts	11,436
Receivable for securities sold	3,800
Dividends receivable from affiliated investments	1,255
Other assets	1,226
Other receivables	833
Prepaid expenses	51,728
Total Assets	1,479,655,453

Liabilities:
Payable for securities purchased	2,124,974
Payable for Fund shares repurchased	873,974
Investment management fee payable	508,210
Transfer agent fees payable	287,399
Distributions payable	225,992
Unrealized depreciation on forward foreign currency contracts	206,979
Payable to broker — net variation margin on open futures contracts	183,609
OTC swaps, at value (premiums received — $61,355)	119,773
Service and/or distribution fees payable	88,049
Trustees’ fees payable	3,751
Accrued expenses	56,078
Total Liabilities	4,678,788
Total Net Assets	$1,474,976,665

Net Assets:
Par value (Note 7)	$1,125
Paid-in capital in excess of par value	1,440,575,478
Total distributable earnings (loss)	34,400,062
Total Net Assets	$1,474,976,665

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2021 Annual Report	53

Statement of assets and liabilities (cont’d)

December 31, 2021

Net Assets:
Class A	$329,156,999
Class C	$14,031,554
Class C1	$323,911
Class I	$1,117,878,642
Class P	$13,585,559

Shares Outstanding:
Class A	25,112,988
Class C	1,070,697
Class C1	24,860
Class I	85,293,861
Class P	1,037,633

Net Asset Value:
Class A (and redemption price)	$13.11
Class C	$13.11
Class C1	$13.03
Class I (and redemption price)	$13.11
Class P (and redemption price)	$13.09
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$13.69

See Notes to Financial Statements.

54	Western Asset Corporate Bond Fund 2021 Annual Report

Statement of operations

For the Year Ended December 31, 2021

Investment Income:
Interest	$39,035,972
Dividends from unaffiliated investments	195,729
Dividends from affiliated investments	7,665
Less: Foreign taxes withheld	(149,313)
Total Investment Income	39,090,053

Expenses:
Investment management fee (Note 2)	5,411,955
Transfer agent fees (Note 5)	1,420,146
Service and/or distribution fees (Notes 2 and 5)	1,044,224
Registration fees	120,800
Fund accounting fees	83,659
Audit and tax fees	42,723
Legal fees	35,810
Trustees’ fees	20,030
Shareholder reports	17,050
Insurance	10,575
Commitment fees (Note 9)	8,724
Custody fees	5,907
Interest expense	32
Miscellaneous expenses	12,385
Total Expenses	8,234,020
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(339,513)
Net Expenses	7,894,507
Net Investment Income	31,195,546

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	14,273,434
Futures contracts	(6,852,698)
Swap contracts	33,528
Forward foreign currency contracts	(587,949)
Foreign currency transactions	(9,416)
Net Realized Gain	6,856,899
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(39,939,266)
Futures contracts	25,309
Swap contracts	179,392
Forward foreign currency contracts	147,834
Foreign currencies	(1,972)
Change in Net Unrealized Appreciation (Depreciation)	(39,588,703)
Net Loss on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(32,731,804)
Decrease in Net Assets From Operations	$(1,536,258)

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2021 Annual Report	55

Statements of changes in net assets

For the Years Ended December 31,	2021	2020

Operations:
Net investment income	$31,195,546	$28,454,001
Net realized gain	6,856,899	19,704,591
Change in net unrealized appreciation (depreciation)	(39,588,703)	45,289,275
Increase (Decrease) in Net Assets From Operations	(1,536,258)	93,447,867

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(44,623,540)	(44,169,946)
Decrease in Net Assets From Distributions to Shareholders	(44,623,540)	(44,169,946)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	881,633,151	542,830,640
Reinvestment of distributions	40,733,520	39,760,608
Cost of shares repurchased	(466,218,653)	(359,639,724)
Increase in Net Assets From Fund Share Transactions	456,148,018	222,951,524
Increase in Net Assets	409,988,220	272,229,445

Net Assets:
Beginning of year	1,064,988,445	792,759,000
End of year	$1,474,976,665	$1,064,988,445

See Notes to Financial Statements.

56	Western Asset Corporate Bond Fund 2021 Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class A Shares[1]	2021	2020	2019	2018	2017

Net asset value, beginning of year	$13.67	$12.90	$11.72	$12.63	$12.20

Income (loss) from operations:
Net investment income	0.32	0.38	0.43	0.44	0.40
Net realized and unrealized gain (loss)	(0.43)	0.98	1.24	(0.90)	0.47
Total income (loss) from operations	(0.11)	1.36	1.67	(0.46)	0.87

Less distributions from:
Net investment income	(0.35)	(0.43)	(0.46)	(0.45)	(0.44)
Net realized gains	(0.10)	(0.16)	(0.03)	—	—
Total distributions	(0.45)	(0.59)	(0.49)	(0.45)	(0.44)

Net asset value, end of year	$13.11	$13.67	$12.90	$11.72	$12.63
Total return[2]	(0.72)%	10.80%	14.40%	(3.66)%	7.20%

Net assets, end of year (millions)	$329	$328	$271	$228	$270

Ratios to average net assets:
Gross expenses	0.87%	0.91%	0.93%	0.96%	0.99%
Net expenses[3,4]	0.87	0.90	0.93	0.95	0.97
Net investment income	2.40	2.92	3.40	3.63	3.22

Portfolio turnover rate	63%	98%	84%	95%	75%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.95%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2021 Annual Report	57

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class C Shares[1]	2021	2020	2019	2018	2017

Net asset value, beginning of year	$13.66	$12.90	$11.72	$12.63	$12.20

Income (loss) from operations:
Net investment income	0.23	0.29	0.34	0.36	0.31
Net realized and unrealized gain (loss)	(0.42)	0.97	1.24	(0.90)	0.46
Total income (loss) from operations	(0.19)	1.26	1.58	(0.54)	0.77

Less distributions from:
Net investment income	(0.26)	(0.34)	(0.37)	(0.37)	(0.34)
Net realized gains	(0.10)	(0.16)	(0.03)	—	—
Total distributions	(0.36)	(0.50)	(0.40)	(0.37)	(0.34)

Net asset value, end of year	$13.11	$13.66	$12.90	$11.72	$12.63
Total return[2]	(1.41)%	10.06%	13.65%	(4.29)%	6.42%

Net assets, end of year (000s)	$14,032	$14,328	$9,622	$8,885	$9,650

Ratios to average net assets:
Gross expenses	1.56%	1.57%	1.59%	1.61%	1.69%
Net expenses[3]	1.56 [4]	1.57 [4]	1.59 [4]	1.61	1.69
Net investment income	1.72	2.24	2.74	2.97	2.48

Portfolio turnover rate	63%	98%	84%	95%	75%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.70%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to March 31, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class C shares did not exceed 1.75%.

[4]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

58	Western Asset Corporate Bond Fund 2021 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class C1 Shares[1]	2021	2020	2019	2018	2017

Net asset value, beginning of year	$13.58	$12.82	$11.65	$12.55	$12.13

Income (loss) from operations:
Net investment income	0.25	0.32	0.38	0.38	0.34
Net realized and unrealized gain (loss)	(0.42)	0.97	1.23	(0.88)	0.46
Total income (loss) from operations	(0.17)	1.29	1.61	(0.50)	0.80

Less distributions from:
Net investment income	(0.28)	(0.37)	(0.41)	(0.40)	(0.38)
Net realized gains	(0.10)	(0.16)	(0.03)	—	—
Total distributions	(0.38)	(0.53)	(0.44)	(0.40)	(0.38)

Net asset value, end of year	$13.03	$13.58	$12.82	$11.65	$12.55
Total return[2]	(1.20)%	10.24%	13.98%	(4.02)%	6.64%

Net assets, end of year (000s)	$324	$979	$1,514	$7,091	$9,718

Ratios to average net assets:
Gross expenses	1.61%	1.48%	1.37%	1.37%	1.44%
Net expenses[3,4]	1.40	1.40	1.37	1.37	1.43
Net investment income	1.93	2.46	3.07	3.21	2.76

Portfolio turnover rate	63%	98%	84%	95%	75%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.40%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2021 Annual Report	59

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class I Shares[1]	2021	2020	2019	2018	2017

Net asset value, beginning of year	$13.67	$12.90	$11.72	$12.63	$12.20

Income (loss) from operations:
Net investment income	0.36	0.43	0.46	0.47	0.44
Net realized and unrealized gain (loss)	(0.42)	0.98	1.25	(0.89)	0.47
Total income (loss) from operations	(0.06)	1.41	1.71	(0.42)	0.91

Less distributions from:
Net investment income	(0.40)	(0.48)	(0.50)	(0.49)	(0.48)
Net realized gains	(0.10)	(0.16)	(0.03)	—	—
Total distributions	(0.50)	(0.64)	(0.53)	(0.49)	(0.48)

Net asset value, end of year	$13.11	$13.67	$12.90	$11.72	$12.63
Total return[2]	(0.40)%	11.19%	14.68%	(3.27)%	7.54%

Net assets, end of year (millions)	$1,118	$706	$467	$173	$125

Ratios to average net assets:
Gross expenses	0.59%	0.61%	0.62%	0.65%	0.68%
Net expenses[3]	0.55 [4]	0.55 [4]	0.60 [4]	0.65	0.65 [4]
Net investment income	2.69	3.27	3.69	3.94	3.50

Portfolio turnover rate	63%	98%	84%	95%	75%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

As a result of an expense limitation arrangement, effective November 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. From March 31, 2017 through November 12, 2019, the expense limitation was 0.65%.

[4]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

60	Western Asset Corporate Bond Fund 2021 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class P Shares[1]	2021	2020	2019	2018	2017

Net asset value, beginning of year	$13.65	$12.89	$11.71	$12.61	$12.19

Income (loss) from operations:
Net investment income	0.29	0.37	0.41	0.42	0.38
Net realized and unrealized gain (loss)	(0.42)	0.96	1.24	(0.89)	0.45
Total income (loss) from operations	(0.13)	1.33	1.65	(0.47)	0.83

Less distributions from:
Net investment income	(0.33)	(0.41)	(0.44)	(0.43)	(0.41)
Net realized gains	(0.10)	(0.16)	(0.03)	—	—
Total distributions	(0.43)	(0.57)	(0.47)	(0.43)	(0.41)

Net asset value, end of year	$13.09	$13.65	$12.89	$11.71	$12.61
Total return[2]	(1.01)%	10.63%	14.22%	(3.74)%	6.91%

Net assets, end of year (000s)	$13,586	$16,119	$43,964	$44,232	$55,207

Ratios to average net assets:
Gross expenses	1.09%	1.08%	1.10%	1.11%	1.17%
Net expenses[3,4]	1.09	1.08	1.10	1.11	1.16
Net investment income	2.19	2.85	3.24	3.46	3.02

Portfolio turnover rate	63%	98%	84%	95%	75%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class P shares did not exceed 1.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2021 Annual Report	61

Notes to financial statements

1. Organization and significant accounting policies

Western Asset Corporate Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the

62	Western Asset Corporate Bond Fund 2021 Annual Report

Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Corporate Bond Fund 2021 Annual Report	63

Notes to financial statements (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$354,375,435	$4,985,050	$359,360,485
Other Corporate Bonds & Notes	—	896,559,189	—	896,559,189
Sovereign Bonds	—	35,680,291	—	35,680,291
Senior Loans	—	20,647,837	—	20,647,837
Convertible Bonds & Notes	—	16,966,912	—	16,966,912
U.S. Government & Agency Obligations	—	16,896,444	—	16,896,444
Municipal Bonds	—	5,229,075	—	5,229,075
Asset-Backed Securities	—	3,848,521	—	3,848,521
Convertible Preferred Stocks	—	2,769,219	—	2,769,219
Collateralized Mortgage Obligations	—	701,861	—	701,861
Preferred Stocks	—	378,159	—	378,159
Total Long-Term Investments	—	1,354,052,943	4,985,050	1,359,037,993
Short-Term Investments†	$101,823,194	—	—	101,823,194
Total Investments	$101,823,194	$1,354,052,943	$4,985,050	$1,460,861,187

64	Western Asset Corporate Bond Fund 2021 Annual Report

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$484,999	—	—	$484,999
Forward Foreign Currency Contracts††	—	$119,663	—	119,663
OTC Credit Default Swaps on Corporate Issues — Sell Protection‡	—	97,321	—	97,321
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	174,329	—	174,329
Total Other Financial Instruments	$484,999	$391,313	—	$876,312
Total	$102,308,193	$1,354,444,256	$4,985,050	$1,461,737,499

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$158,637	—	—	$158,637
Forward Foreign Currency Contracts††	—	$206,979	—	206,979
OTC Credit Default Swaps on Corporate Issues — Buy Protection‡	—	119,773	—	119,773
Total	$158,637	$326,752	—	$485,389

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

‡	Value includes any premium paid or received with respect to swap contracts.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in

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Notes to financial statements (cont’d)

contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against, or manage exposure to, foreign issuers or markets. The Fund may also enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap

66	Western Asset Corporate Bond Fund 2021 Annual Report

agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of December 31, 2021, the total notional value of all credit default swaps to sell protection was EUR 4,500,000 and $47,290,000. These amounts would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the year ended December 31, 2021, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of

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Notes to financial statements (cont’d)

protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/ performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(e) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of

68	Western Asset Corporate Bond Fund 2021 Annual Report

the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(f) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(g) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default

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Notes to financial statements (cont’d)

rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(h) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(i) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over

70	Western Asset Corporate Bond Fund 2021 Annual Report

a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of December 31, 2021, the Fund held forward foreign currency contracts and OTC credit default swaps with credit related contingent features which had a liability position of $326,752. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of December 31, 2021, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $60,000, which could be used to reduce the required payment.

(j) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(k) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the

Western Asset Corporate Bond Fund 2021 Annual Report	71

Notes to financial statements (cont’d)

Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(l) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(m) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(n) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2021, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(o) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the Fund had no reclassifications.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.45% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA

72	Western Asset Corporate Bond Fund 2021 Annual Report

pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class C1, Class I and Class P shares did not exceed 0.95%, 1.70%, 1.40%, 0.55% and 1.20%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the year ended December 31, 2021, fees waived and/or expenses reimbursed amounted to $339,513, which included an affiliated money market fund waiver of $12,294.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at December 31, 2021, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class C1	Class I
Expires December 31, 2023	$1,230	$325,990

For the year ended December 31, 2021, LMPFA did not recapture any fees.

Franklin Distributors, LLC (known as Legg Mason Investor Services, LLC prior to July 7, 2021) (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 4.25% for Class A shares. Class C and Class C1 shares have a 1.00% CDSC, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of Legg Mason funds, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

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Notes to financial statements (cont’d)

For the year ended December 31, 2021, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$94,043	—
CDSCs	1,023	$3,370

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the year ended December 31, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$891,781,307	$195,084,419
Sales	496,869,154	216,811,577

At December 31, 2021, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$1,427,667,816	$43,487,135	$(10,293,764)	$33,193,371
Futures contracts	—	484,999	(158,637)	326,362
Forward foreign currency contracts	—	119,663	(206,979)	(87,316)
Swap contracts	945,291	239,491	(58,418)	181,073

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at December 31, 2021.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts[2]	$484,999	—	—	$484,999
Forward foreign currency contracts	—	$119,663	—	119,663
OTC swap contracts[3]	—	—	$97,321	97,321
Centrally cleared swap contracts[4]	—	—	174,329	174,329
Total	$484,999	$119,663	$271,650	$876,312

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LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts[2]	$158,637	—	—	$158,637
Forward foreign currency contracts	—	$206,979	—	206,979
OTC swap contracts[3]	—	—	$119,773	119,773
Total	$158,637	$206,979	$119,773	$485,389

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[3]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

[4]

Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended December 31, 2021. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts	$(6,852,698)	—	—	$(6,852,698)
Swap contracts	—	—	$33,528	33,528
Forward foreign currency contracts	—	$(587,949)	—	(587,949)
Total	$(6,852,698)	$(587,949)	$33,528	$(7,407,119)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts	$25,309	—	—	$25,309
Swap contracts	—	—	$179,392	179,392
Forward foreign currency contracts	—	$147,834	—	147,834
Total	$25,309	$147,834	$179,392	$352,535

Western Asset Corporate Bond Fund 2021 Annual Report	75

Notes to financial statements (cont’d)

During the year ended December 31, 2021, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$260,728,567
Futures contracts (to sell)	45,983,201
Forward foreign currency contracts (to buy)	12,651,984
Forward foreign currency contracts (to sell)	4,211,518

Average Notional Balance
Credit default swap contracts (buy protection)	$5,322,409
Credit default swap contracts (sell protection)	8,960,102

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of December 31, 2021.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
BNP Paribas SA	—	$(162,754)	$(162,754)	—	$(162,754)
Citibank N.A.	$41,458	—	41,458	—	41,458
Goldman Sachs Group Inc.	28,482	(30,681)	(2,199)	—	(2,199)
Morgan Stanley & Co. Inc.	147,044	(133,317)	13,727	$60,000	73,727
Total	$216,984	$(326,752)	$(109,768)	$60,000	$(49,768)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1 and Class P shares calculated at the annual rate of 0.25%, 1.00%, 0.70% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

76	Western Asset Corporate Bond Fund 2021 Annual Report

For the year ended December 31, 2021, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$819,561	$468,819
Class C	145,328	12,095
Class C1	4,123	2,524
Class I	—	920,540
Class P	75,212	16,168
Total	$1,044,224	$1,420,146

For the year ended December 31, 2021, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$3,129
Class C	136
Class C1	1,235
Class I	334,873
Class P	140
Total	$339,513

6. Distributions to shareholders by class

	Year Ended December 31, 2021	Year Ended December 31, 2020
Net Investment Income:
Class A	$8,707,075	$9,573,245
Class C	286,483	299,189
Class C1	12,801	32,444
Class I	24,912,110	21,102,848
Class P	367,767	907,657
Total	$34,286,236	$31,915,383

Net Realized Gains:
Class A	$2,584,372	$3,779,013
Class C	113,671	161,970
Class C1	4,044	14,235
Class I	7,517,856	8,111,271
Class P	117,361	188,074
Total	$10,337,304	$12,254,563

7. Shares of beneficial interest

At December 31, 2021, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same

Western Asset Corporate Bond Fund 2021 Annual Report	77

Notes to financial statements (cont’d)

rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Year Ended December 31, 2021		Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Class A
Shares sold	4,100,086	$54,454,489	5,904,737	$77,591,953
Shares issued on reinvestment	830,047	10,996,560	977,089	12,987,136
Shares repurchased	(3,807,419)	(50,507,715)	(3,898,463)	(50,082,838)
Net increase	1,122,714	$14,943,334	2,983,363	$40,496,251

Class C
Shares sold	291,537	$3,893,561	432,193	$5,690,593
Shares issued on reinvestment	25,001	331,117	28,495	379,798
Shares repurchased	(294,335)	(3,902,379)	(158,042)	(2,023,797)
Net increase	22,203	$322,299	302,646	$4,046,594

Class C1
Shares sold	2,681	$35,761	25,635	$342,860
Shares issued on reinvestment	1,265	16,654	3,437	45,251
Shares repurchased	(51,199)	(679,406)	(75,042)	(949,908)
Net decrease	(47,253)	$(626,991)	(45,970)	$(561,797)

Class I
Shares sold	62,305,825	$822,841,711	35,004,069	$458,278,206
Shares issued on reinvestment	2,183,695	28,924,719	1,903,609	25,325,155
Shares repurchased	(30,831,662)	(408,370,357)	(21,433,814)	(275,429,892)
Net increase	33,657,858	$443,396,073	15,473,864	$208,173,469

Class P
Shares sold	30,777	$407,629	72,701	$927,028
Shares issued on reinvestment	35,096	464,470	78,357	1,023,268
Shares repurchased	(208,901)	(2,758,796)	(2,380,658)	(31,153,289)
Net decrease	(143,028)	$(1,886,697)	(2,229,600)	$(29,202,993)

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for

78	Western Asset Corporate Bond Fund 2021 Annual Report

all or some portion of the year ended December 31, 2021. The following transactions were effected in such company for the year ended December 31, 2021.

	Affiliate Value at December 31,	Purchased		Sold
	2020	Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$30,578,376	$712,635,403	712,635,403	$641,390,585	641,390,585

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2021
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$7,665	—	$101,823,194

9. Redemption facility

Effective February 5, 2021, the Fund’s redemption facility (the “Redemption Facility”) was terminated and the Fund and certain other participating funds within the Trust, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by LMPFA or Franklin Resources, became borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 3, 2023.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility; there is no upfront fee. Under the Redemption Facility, the Fund had access to the aggregate amount of $485 million prior to February 5, 2021 and the following terms were in effect: the annual commitment fee to maintain the Redemption Facility was 0.15% incurred on the unused portion of the facility and there was an annual upfront fee of 0.06%. The aggregate commitment fees under the Global Credit Facility and Redemption Facility are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility nor the Redemption Facility during the year ended December 31, 2021.

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Notes to financial statements (cont’d)

10. Income tax information and distributions to shareholders

The tax character of distributions paid during the fiscal years ended December 31, was as follows:

	2021	2020
Distributions paid from:
Ordinary income	$38,968,897	$39,962,508
Net long-term capital gains	5,654,643	4,207,438
Total distributions paid	$44,623,540	$44,169,946

As of December 31, 2021, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed ordinary income — net	$179,252
Undistributed long-term capital gains — net	1,275,454
Total undistributed earnings	$1,454,706
Other book/tax temporary differences(a)	(680,168)
Unrealized appreciation (depreciation)(b)	33,625,524
Total distributable earnings (loss) — net	$34,400,062

(a)

Other book/tax temporary differences are attributable to the tax deferral of losses on straddles, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency contracts and book/tax differences in the timing of the deductibility of various expenses.

(b)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales, the difference between book and tax amortization methods for premiums on fixed income securities and other book/tax basis adjustments.

11. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

12. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s

80	Western Asset Corporate Bond Fund 2021 Annual Report

investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

*  *  *

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023. All other LIBOR settings, including the one-week and two-month USD LIBOR settings, have ceased publication as of January 1, 2022. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

Western Asset Corporate Bond Fund 2021 Annual Report	81

Report of independent registered public accounting firm

To the Board of Trustees of Legg Mason Partners Income Trust and Shareholders of Western Asset Corporate Bond Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Western Asset Corporate Bond Fund (one of the funds constituting Legg Mason Partners Income Trust, referred to hereafter as the “Fund”) as of December 31, 2021, the related statement of operations for the year ended December 31, 2021, the statement of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2021 and the financial highlights for each of the five years in the period ended December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Baltimore, Maryland

February 17, 2022

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

82	Western Asset Corporate Bond Fund 2021 Annual Report

Statement regarding liquidity risk management program (unaudited)

Each Fund has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) is the appointed Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for Franklin Templeton and Legg Mason products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

Each Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid

Western Asset Corporate Bond Fund	83

Statement regarding liquidity risk management program (unaudited) (cont’d)

Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees/Directors held in November 2021, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2020. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

84	Western Asset Corporate Bond Fund

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of Western Asset Corporate Bond Fund (the “Fund”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o Jane Trust, Legg Mason, 100 International Drive, 11th Floor, Baltimore, Maryland 21202.

Information pertaining to the Trustees and officers of the Board is set forth below. The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Fund at 1-877-6LM-FUND/656-3863.

Independent Trustees†

Robert Abeles, Jr.

Year of birth	1945
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during the past five years	Board Member, Great Public Schools Now (since 2018); Senior Vice President Emeritus (since 2016) and formerly, Senior Vice President, Finance and Chief Financial Officer (2009 to 2016) at University of Southern California; Board Member, Excellent Education Development (since 2012)
Number of funds in fund complex overseen by Trustee[3]	51
Other Trusteeships held by Trustee during the past five years	None

Jane F. Dasher

Year of birth	1949
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 1999
Principal occupation(s) during the past five years	Chief Financial Officer, Long Light Capital, LLC, formerly known as Korsant Partners, LLC (a family investment company) (since 1997)
Number of funds in fund complex overseen by Trustee[3]	51
Other Trusteeships held by Trustee during the past five years	Director, Visual Kinematics, Inc. (since 2018)

Anita L. DeFrantz

Year of birth	1952
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 1998
Principal occupation(s) during the past five years	President of Tubman Truth Corp. (since 2015); President Emeritus (since 2015) and formerly, President (1987 to 2015) and Director (1990 to 2015) of LA84 (formerly Amateur Athletic Foundation of Los Angeles); Member (since 1986), Member of the Executive Board (since 2013) and Vice President (since 2017) of the International Olympic Committee
Number of funds in fund complex overseen by Trustee[3]	51
Other Trusteeships held by Trustee during the past five years	None

Western Asset Corporate Bond Fund	85

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees† (cont’d)

Susan B. Kerley

Year of birth	1951
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during the past five years	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)
Number of funds in fund complex overseen by Trustee[3]	51
Other Trusteeships held by Trustee during the past five years	Director and Trustee (since 1990) and Chairman (since 2017 and 2005 to 2012) of various series of MainStay Family of Funds (66 funds); formerly, Investment Company Institute (ICI) Board of Governors (2006 to 2014); ICI Executive Committee (2011 to 2014); Chairman of the Independent Directors Council (2012 to 2014)

Michael Larson

Year of birth	1959
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2004
Principal occupation(s) during the past five years	Chief Investment Officer for William H. Gates III (since 1994)[4]
Number of funds in fund complex overseen by Trustee[3]	51
Other Trusteeships held by Trustee during the past five years	Republic Services, Inc. (since 2009); Fomento Economico Mexicano, SAB (since 2011); Ecolab Inc. (since 2012); formerly, AutoNation, Inc. (2010 to 2018)

Avedick B. Poladian

Year of birth	1951
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Director and Advisor (since 2017) and former Executive Vice President and Chief Operating Officer (2002 to 2016) of Lowe Enterprises, Inc. (privately held real estate and hospitality firm); formerly, Partner, Arthur Andersen, LLP (1974 to 2002)
Number of funds in fund complex overseen by Trustee[3]	51
Other Trusteeships held by Trustee during the past five years	Occidental Petroleum Corporation (since 2008); California Resources Corporation (2014 to 2021); and Public Storage (since 2010)

86	Western Asset Corporate Bond Fund

Independent Trustees† (cont’d)

William E.B. Siart

Year of birth	1946
Position(s) with Fund	Trustee and Chairman of the Board
Term of office[1] and length of time served[2]	Since 1997 (Chairman of the Board since 2020)
Principal occupation(s) during the past five years	Chairman of Excellent Education Development (since 2000); formerly, Chairman of Great Public Schools Now (2015 to 2020); Trustee of The Getty Trust (since 2005 to 2017); Chairman of Walt Disney Concert Hall, Inc. (1998 to 2006)
Number of funds in fund complex overseen by Trustee[3]	51
Other Trusteeships held by Trustee during the past five years	Member of Board of United States Golf Association, Executive Committee Member (since 2017); Trustee, University of Southern California (since 1994)

Jaynie Miller Studenmund

Year of birth	1954
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2004
Principal occupation(s) during the past five years	Corporate Board Member and Advisor (since 2004); formerly, Chief Operating Officer of Overture Services, Inc. (publicly traded internet company that created search engine marketing) (2001 to 2004); President and Chief Operating Officer, PayMyBills (internet innovator in bill presentment/payment space) (1999 to 2001); Executive vice president for consumer and business banking for three national financial institutions (1984 to 1997)
Number of funds in fund complex overseen by Trustee[3]	51
Other Trusteeships held by Trustee during the past five years	Director of Pacific Premier Bancorp Inc. and Pacific Premier Bank (since 2019); Director of EXL (operations management and analytics company) (since 2018); Director of CoreLogic, Inc. (information, analytics and business services company) (since 2012); formerly, Director of Pinnacle Entertainment, Inc. (gaming and hospitality company) (2012 to 2018); Director of LifeLock, Inc. (identity theft protection company) (2015 to 2017); Director of Orbitz Worldwide, Inc. (online travel company) (2007 to 2014)

Peter J. Taylor

Year of birth	1958
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2019
Principal occupation(s) during the past five years	President, ECMC Foundation (nonprofit organization) (since 2014); formerly, Executive Vice President and Chief Financial Officer for University of California system (2009 to 2014)
Number of funds in fund complex overseen by Trustee[3]	51
Other Trusteeships held by Trustee during the past five years	Director of Pacific Mutual Holding Company[5] (since 2016); Member of the Board of Trustees of California State University system (since 2015); Ralph M. Parson Foundation (since 2015), Kaiser Family Foundation (since 2012), and Edison International (since 2011)

Western Asset Corporate Bond Fund	87

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Interested Trustee

Ronald L. Olson[6]

Year of birth	1941
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2005
Principal occupation(s) during the past five years	Partner of Munger, Tolles & Olson LLP (law partnership) (since 1968)
Number of funds in fund complex overseen by Trustee[3]	51
Other Trusteeships held by Trustee during the past five years	Berkshire Hathaway, Inc. (since 1997)

Interested Trustee and Officer

Jane Trust, CFA[7]

Year of birth	1962
Position(s) with Fund	Trustee, President and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during the past five years	Senior Vice President, Fund Board Management, Franklin Templeton (since 2020); Officer and/or Trustee/Director of 131 funds associated with LMPFA or its affiliates (since 2015); President and Chief Executive Officer of LMPFA (since 2015); formerly, Senior Managing Director (2018 to 2020) and Managing Director (2016 to 2018) of Legg Mason & Co., LLC (“Legg Mason & Co.”); Senior Vice President of LMPFA (2015)
Number of funds in fund complex overseen by Trustee[3]	129
Other Trusteeships held by Trustee during the past five years	None

Additional Officers

Ted P. Becker Franklin Templeton 620 Eighth Avenue, 47th Floor, New York, NY 10018

Year of birth	1951
Position(s) with Fund	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of LMPFA (since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly, Director of Global Compliance at Legg Mason, Inc. (2006 to 2020); Managing Director of Compliance of Legg Mason & Co. (2005 to 2020)

88	Western Asset Corporate Bond Fund

Additional Officers (cont’d)

Susan Kerr Franklin Templeton 620 Eighth Avenue, 47th Floor, New York, NY 10018

Year of birth	1949
Position(s) with Fund	Chief Anti-Money Laundering Compliance Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during the past five years	Senior Compliance Analyst, Franklin Templeton (since 2020); Chief Anti-Money Laundering Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer (since 2012), Senior Compliance Officer (since 2011) and Assistant Vice President (since 2010) of Franklin Distributors, LLC; formerly, Assistant Vice President of Legg Mason & Co. (2010 to 2020)

Jenna Bailey Franklin Templeton 100 First Stamford Place, 5th Floor, Stamford, CT 06902

Year of birth	1978
Position(s) with Fund	Identity Theft Prevention Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during the past five years	Senior Compliance Analyst of Franklin Templeton (since 2020); Identity Theft Prevention Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2015); formerly, Compliance Officer of Legg Mason & Co. (2013 to 2020); Assistant Vice President of Legg Mason & Co. (2011 to 2020)

Marc A. De Oliveira Franklin Templeton 100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth	1971
Position(s) with Fund	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2020
Principal occupation(s) during the past five years	Associate General Counsel of Franklin Templeton (since 2020); Assistant Secretary of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly, Managing Director (2016 to 2020) and Associate General Counsel of Legg Mason & Co. (2005 to 2020)

Western Asset Corporate Bond Fund	89

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers (cont’d)

Thomas C. Mandia Franklin Templeton 100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth	1962
Position(s) with Fund	Senior Vice President
Term of office[1] and length of time served[2]	Since 2020
Principal occupation(s) during the past five years	Senior Associate General Counsel of Franklin Templeton (since 2020); Secretary of LMPFA (since 2006); Assistant Secretary of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); Secretary of LM Asset Services, LLC (“LMAS”) (since 2002) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (since 2013) (formerly registered investment advisers); formerly, Managing Director and Deputy General Counsel of Legg Mason & Co. (2005 to 2020)

Christopher Berarducci Franklin Templeton 620 Eighth Avenue, 47th Floor, New York, NY 10018

Year of birth	1974
Position(s) with Fund	Treasurer and Principal Financial Officer
Term of office[1] and length of time served[2]	Since 2019
Principal occupation(s) during the past five years	Vice President, Fund Administration and Reporting, Franklin Templeton (since 2020); Treasurer (since 2010) and Principal Financial Officer (since 2019) of certain funds associated with Legg Mason & Co. or its affiliates; formerly, Managing Director (2020), Director (2015 to 2020), and Vice President (2011 to 2015) of Legg Mason & Co.

Jeanne M. Kelly Franklin Templeton 620 Eighth Avenue, 47th Floor, New York, NY 10018

Year of birth	1951
Position(s) with Fund	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	U.S. Fund Board Team Manager, Franklin Templeton (since 2020); Senior Vice President of certain funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); President and Chief Executive Officer of LMAS and LMFAM (since 2015); formerly, Managing Director of Legg Mason & Co. (2005 to 2020); Senior Vice President of LMFAM (2013 to 2015)

†	Trustees who are not “interested persons” of the Fund within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

90	Western Asset Corporate Bond Fund

[3]

Each board member also serves as a Director of Western Asset Investment Grade Income Fund Inc. and a Trustee of Western Asset Premier Bond Fund (closed-end investment companies), which are considered part of the same fund complex. Additionally, each board member serves as a Trustee of Western Asset Inflation-Linked Income Fund and Western Asset Inflation-Linked Opportunities & Income Fund, closed-end investment companies that are part of the same fund complex.

[4]

Mr. Larson is the chief investment officer for William H. Gates III and in that capacity oversees the investments of Mr. Gates and the investments of the Bill and Melinda Gates Foundation Trust (such combined investments are referred to as the “Accounts”). Since 1997, Western Asset has provided discretionary investment advice with respect to one or more Accounts.

[5]

Western Asset and its affiliates provide investment advisory services with respect to registered investment companies sponsored by an affiliate of Pacific Mutual Holding Company (“Pacific Holdings”). Affiliates of Pacific Holdings receive compensation from LMPFA or its affiliates for shareholder or distribution services provided with respect to registered investment companies for which Western Asset or its affiliates serve as investment adviser.

[6]	Mr. Olson is an “interested person” of the Fund, as defined in the 1940 Act, because his law firm has provided legal services to Western Asset.

[7]	Ms. Trust is an “interested person” of the Fund, as defined in the 1940 Act, because of her position with LMPFA and/or certain of its affiliates.

Western Asset Corporate Bond Fund	91

Important tax information (unaudited)

By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.

The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.

The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2021:

	Pursuant to:	Amount Reported
Qualified Net Interest Income (QII)	§871(k)(1)(C)	$21,633,504
Interest Earned from Federal Obligations	Note (1)	$199,997

Note (1) — The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.

92	Western Asset Corporate Bond Fund

Western Asset

Corporate Bond Fund

Trustees

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC

Distributor

Franklin Distributors, LLC†

Custodian

The Bank of New York Mellon

Transfer agent#

Franklin Templeton Investor

Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered

public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

†	Effective July 7, 2021, Legg Mason Investor Services, LLC was renamed Franklin Distributors, LLC.
#	Effective February 22, 2022, Franklin Templeton Investor Services, LLC replaced BNY Mellon Investment Servicing (US) Inc. as Transfer Agent.

Western Asset Corporate Bond Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Corporate Bond Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Corporate Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Fund at 1-877-6LM-FUND/656-3863.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE ANNUAL REPORT

www.franklintempleton.com

© 2021 Franklin Distributors, LLC,

FD00317 2/22 SR22-4358

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Robert Abeles, Jr., possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify an “audit committee financial experts,” and has designated Mr. Abeles, Jr. as the Audit Committee’s financial experts. Mr. Abeles, Jr. is an “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending December 31, 2020 and December 31, 2021 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $161,623 in December 31, 2020 and $161,623 in December 31, 2021.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in December 31, 2020 and $0 in December 31, 2021.

c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in December 31, 2020 and $40,000 in December 31, 2021. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item 4 for the Legg Mason Partners Income Trust, were $0 in December 31, 2020 and $0 in December 31, 2021.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason Partners Income Trust requiring pre-approval by the Audit Committee in the Reporting Period.

e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee July implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes July impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services July not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason Partners Income Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for December 31, 2020and December 31, 2021; Tax Fees were 100% and 100% for December 31, 2020 and December 31, 2021; and Other Fees were 100% and 100% for December 31, 2020 and December 31, 2021.

f) N/A

g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Income Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason Partners Income Trust during the reporting period were $773,011 in December 31, 2020 and $343,489 in December 31, 2021.

h) Yes. Legg Mason Partners Income Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Income Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Avedick B. Poladian

William E.B. Siart

Jaynie M. Studenmund

Peter J. Taylor

b)	Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: February 24, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: February 24, 2022

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date: February 24, 2022